UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services, 4400 Easton Commons, Suite 200 Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.1%
Aerospace & Defense — 3.7%
KLX, Inc.(a)	30,110	2,127,573
Teledyne Technologies, Inc.(a)	7,565	1,444,310
TransDigm Group, Inc.	7,266	2,302,667
		5,874,550
Auto Components — 1.7%
Dana, Inc.	56,500	1,863,935
Delphi Technologies plc(a)	13,910	768,249
		2,632,184
Banks — 1.2%
East West BanCorp, Inc.	29,620	1,952,254

Biotechnology — 1.8%
Acceleron Pharma, Inc.(a)	42,670	1,771,232
Avexis, Inc.(a)	7,910	978,704
		2,749,936
Building Products — 5.9%
A.O. Smith Corp.	36,800	2,457,504
Builders FirstSource, Inc.(a)	157,830	3,380,719
Lennox International, Inc.	15,545	3,387,411
		9,225,634
Capital Markets — 3.6%
LPL Financial Holdings, Inc.	25,220	1,504,625
MSCI, Inc.	14,480	2,016,050
Raymond James Financial, Inc.	22,720	2,189,981
		5,710,656
Chemicals — 3.5%
Axalta Coating Systems Ltd.(a)	50,380	1,586,970
Orion Engineered Carbons SA	43,740	1,288,143
W.R. Grace & Co.	35,145	2,594,404
		5,469,517
Communications Equipment — 1.6%
CommScope Holding Co., Inc.(a)	30,890	1,193,281
Lumentum Holdings, Inc.(a)	27,940	1,293,622
		2,486,903
Construction & Engineering — 1.1%
MasTec, Inc.(a)	32,060	1,712,004

Construction Materials — 1.8%
Summit Materials, Inc., Class A(a)	90,061	2,877,449

Containers & Packaging — 2.0%
Avery Dennison Corp.	25,090	3,078,041

Diversified Consumer Services — 1.0%
Sotheby's Holdings, Inc., Class A(a)	29,370	1,549,561

Diversified Telecommunication Services — 1.2%
Zayo Group Holdings, Inc.(a)	52,460	1,925,282

Electronic Equipment, Instruments & Components — 2.9%
Coherent, Inc.(a)	8,041	2,086,800
FLIR Systems, Inc.	47,690	2,442,205
		4,529,005
Equity Real Estate Investment Trusts — 2.1%
Industrial Logistics Properties Trust(a)	59,150	1,336,790
Sun Communities, Inc.	22,110	1,964,252
		3,301,042
Food Products — 1.6%
Pinnacle Foods, Inc.	41,360	2,561,838

Health Care Equipment & Supplies — 2.2%
Cantel Medical Corp.	7,070	784,275
STERIS plc	30,305	2,755,331
		3,539,606
Health Care Providers & Services — 2.0%
Envision Healthcare Corp.(a)	31,590	1,136,924
Quest Diagnostics, Inc.	18,400	1,947,088
		3,084,012
Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp.	77,670	3,065,635
Brinker International, Inc.	41,370	1,503,386
Six Flags Entertainment Corp.	23,620	1,595,767
Vail Resorts, Inc.	9,175	2,005,288
		8,170,076
Household Durables — 1.4%
Topbuild Corp.(a)	28,470	2,179,094

Insurance — 1.7%
Arthur J. Gallagher & Co.	39,550	2,702,056

Internet Software & Services — 3.3%
CoStar Group, Inc.(a)	10,368	3,588,468
New Relic, Inc.(a)	27,820	1,661,689
		5,250,157
IT Services — 7.6%
Black Knight, Inc.(a)	45,650	2,259,675
Gartner, Inc.(a)	19,470	2,701,268
Total System Services, Inc.	46,140	4,100,001
WEX, Inc.(a)	17,210	2,664,280
		11,725,224
Life Sciences Tools & Services — 2.5%
BIO-RAD Laboratories, Inc.(a)	9,160	2,368,135
Mettler-Toledo International, Inc.(a)	2,353	1,588,887
		3,957,022
Machinery — 2.9%
Crane Co.	27,620	2,760,343
Flowserve Corp.	38,350	1,738,022
		4,498,365
Media — 2.1%
Lions Gate Entertainment, Class B(a)	62,720	2,007,040
Nexstar Media Group, Inc., Class A	16,680	1,252,668
		3,259,708
Oil, Gas & Consumable Fuels — 2.7%
Andeavor	16,970	1,835,475
Diamondback Energy, Inc.(a)	19,740	2,477,370
		4,312,845
Pharmaceuticals — 6.0%
Jazz Pharmaceuticals plc(a)	18,949	2,761,627
Nektar Therapeutics(a)	47,850	4,000,739
Pacira Pharmaceuticals, Inc.(a)	35,185	1,280,734
The Medicines Co.(a)	43,240	1,432,541
		9,475,641
Professional Services — 3.3%
IHS Markit Ltd.(a)	24,303	1,159,982
Robert Half International, Inc.	32,920	1,905,410
Transunion(a)	36,750	2,181,480
		5,246,872
Road & Rail — 3.2%
J.B. Hunt Transportation Services, Inc.	24,575	2,969,397
Old Dominion Freight Line, Inc.	13,830	2,025,404
		4,994,801

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Semiconductors & Semiconductor Equipment — 2.9%
Inphi Corp.(a)	28,940	864,438
Microsemi Corp.(a)	40,670	2,512,999
MKS Instruments, Inc.	8,680	887,964
On Semiconductor Corp.(a)	9,570	236,762
		4,502,163
Software — 5.7%
Fortinet, Inc.(a)	52,260	2,406,050
PTC, Inc.(a)	23,420	1,702,166
RealPage, Inc.(a)	55,030	2,737,743
Splunk, Inc.(a)	22,555	2,083,405
		8,929,364
Specialty Retail — 2.2%
Burlington Stores, Inc.(a)	18,970	2,308,839
Floor & Decor Holdings, Inc.(a)	24,300	1,139,670
		3,448,509
Technology Hardware, Storage & Peripherals — 1.3%
NCR Corp.(a)	55,440	2,079,554

Thrifts & Mortgage Finance — 2.2%
Essent Group Ltd.(a)	71,960	3,347,579

TOTAL COMMON STOCKS (COST $118,223,003)		152,338,504

Investment Company — 4.5%
Northern Institutional U.S. Government Select Portfolio, Institutional Shares, 1.13%(b)	7,084,290	7,084,290

TOTAL INVESTMENT COMPANY (Cost $7,084,290)		7,084,290

TOTAL INVESTMENTS IN SECURITIES (Cost $125,307,293) — 101.6%		159,422,794
Other Assets (Liabilities) - (1.6)%		(2,440,052)
NET ASSETS - 100%		$156,982,742
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one day yield that was in effect on January 31, 2018.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio		10,929,420

TOTAL INVESTMENTS IN SECURITIES - 100.1% (COST $8,544,656)		10,929,420
Other Assets (Liabilities) - (0.1)%		(8,467)
NET ASSETS - 100%		$10,920,953

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio		146,053,322

TOTAL INVESTMENTS IN SECURITIES - 100.1% (COST $114,322,585)		146,053,322
Other Assets (Liabilities) - (0.1)%		(216,373)
NET ASSETS - 100%		$145,836,949

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 49.6%
Federal Farm Credit Bank — 12.3%
1.02%, 11/2/18	21,660,000	21,567,531
1.42% (FCPR DLY - 308
bps), 3/11/19(a)	150,000,000	149,991,742
1.43% (FEDL01 + 1 bps),
4/24/19(a)	75,000,000	74,990,779
1.45% (FEDL01 + 3 bps),
4/25/19(a)	100,000,000	100,000,000
1.47% (FEDL01 + 5 bps),
11/1/18(a)	50,000,000	49,998,117
1.52%, 8/10/18(b)	25,000,000	24,799,444
1.54% (US0001M - 2 bps),
4/16/18(a)	84,000,000	83,999,133
1.54% (US0001M - 2 bps),
4/20/18(a)	50,000,000	49,999,430
1.58% (US0001M + 2
bps), 10/3/18(a)	175,000,000	175,000,000
1.60%, 9/25/18(b)	100,000,000	98,957,667
1.60%, 9/26/18(b)	25,000,000	24,738,313
1.63%, 10/24/18(b)	43,000,000	42,487,225
1.66%, 8/20/18(b)	50,000,000	49,541,667
1.69%, 10/10/18(b)	100,000,000	98,828,667
1.74%, 10/31/18(b)	190,000,000	187,530,843
1.81%, 12/10/18(b)	60,000,000	59,069,200
		1,291,499,758
Federal Home Loan Bank — 36.5%
1.07%, 2/23/18(b)	76,000,000	75,947,982
1.23%, 4/5/18(b)	200,000,000	199,564,249
1.24%, 3/19/18(b)	25,000,000	24,959,431
1.28%, 3/7/18(b)	100,000,000	99,875,900
1.31%, 3/22/18(b)	175,000,000	174,682,009
1.33%, 3/23/18(b)	97,550,000	97,366,364
1.35%, 3/28/18(b)	25,000,000	24,947,483
1.38% (US0001M - 18
bps), 2/9/18(a)	75,000,000	74,999,944
1.38% (US0001M - 18
bps), 2/13/18(a)	100,000,000	100,000,000
1.39%, 4/9/18(b)	75,000,000	74,803,188
1.40% (US0001M - 16
bps), 4/25/18(a)	100,000,000	100,000,000
1.40%, 4/11/18(b)	50,000,000	49,863,917
1.40% (US0001M - 17
bps), 4/27/18(a)	85,000,000	85,000,000
1.41% (US0001M - 16
bps), 2/28/18(a)	220,000,000	220,000,000
1.41%, 4/13/18(b)	50,000,000	49,859,479
1.41% (US0001M - 15
bps), 10/24/18(a)	150,000,000	150,000,000
1.41% (US0001M - 15
bps), 10/23/18(a)	100,000,000	100,000,000
1.41% (US0001M - 15
bps), 8/15/18(a)	75,000,000	75,000,000
1.42% (US0001M - 14
bps), 5/9/18(a)	100,000,000	100,000,000
1.42%, 4/23/18(b)	50,000,000	49,838,563
1.42% (US0001M - 13
bps), 11/9/18(a)	100,000,000	100,000,000
1.42% (US0001M - 14
bps), 10/16/18(a)	125,000,000	125,000,000
1.43% (US0001M - 14
bps), 4/4/18(a)	150,000,000	150,000,000
1.43% (US0001M - 13
bps), 8/21/18(a)	100,000,000	100,000,000
1.43% (US0001M - $13
bps), 9/17/18(a)	100,000,000	100,000,000
1.44% (US0001M - 12
bps), 10/10/18(a)	140,000,000	140,000,000
1.44% (US0001M - 12
bps), 4/12/19(a)	150,000,000	150,000,000
1.45% (US0001M - 12
bps), 4/26/19(a)	100,000,000	100,000,000
1.45% (US0001M - 12
bps), 4/26/19(a)	100,000,000	100,000,000
1.45% (US0001M - 12
bps), 8/1/18(a)	100,000,000	100,000,000
1.46% (US0001M - 10
bps), 4/18/19(a)	150,000,000	150,000,000
1.48%, 6/15/18(b)	153,841,000	152,994,080
1.48% (US0001M - 8 bps),
12/21/18(a)	100,000,000	100,000,000
1.49% (US0001M - 8 bps),
3/21/18(a)	100,000,000	100,000,000
1.49% (US0001M - 7 bps),
2/25/19(a)	100,000,000	100,000,000
1.60% (US0001M + 4
bps), 5/25/18(a)	75,000,000	75,000,000
1.65%, 8/8/18(b)	150,000,000	148,715,333
		3,918,417,922
Federal Home Loan Mortgage Corp. — 0.8%
1.18%, 3/21/18(b)	50,000,000	49,920,000
1.56%, 9/14/18(b)	29,459,000	29,173,616
		79,093,616
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$5,289,011,296)		5,289,011,296

U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills — 5.6%
1.31%, 3/22/18(b)	100,000,000	99,818,019
1.31%, 5/10/18(b)	110,000,000	109,605,033
1.41%, 5/24/18(b)	100,000,000	99,559,467
1.56%, 10/11/18(b)	50,000,000	49,457,500
1.57%, 7/5/18(b)	200,000,000	198,658,274
1.61%, 7/26/18(b)	50,000,000	49,608,681
		606,706,974
U.S. Treasury Notes — 2.2%
1.00%, 9/15/18	125,000,000	124,542,136
1.38%, 9/30/18	50,000,000	49,927,194
2.38%, 6/30/18	50,000,000	50,184,447
		224,653,777
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$831,360,751)		831,360,751

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements
BNP Paribas, 1.33%, 2/1/18,
Purchased on 01/31/18,
with maturity value of
$1,000,036,944,
collateralized by U.S.
Treasury Obligations,
0.00%-8.75%, 2/1/18-
2/15/47, fair value
$1,020,000,000	1,000,000,000	1,000,000,000
BNP Paribas, 1.35%, 2/1/18,
Purchased on 01/31/18,
with maturity value of
$100,003,750,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-7.00%,
5/22/25-10/20/61, fair value
$102,000,000	100,000,000	100,000,000
Citigroup Global Markets,
1.33%, 2/1/18, Purchased
on 01/31/18, with maturity
value of $100,003,694,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-6.75%,
7/1/20-1/1/48, fair value
$102,000,000	100,000,000	100,000,000
Credit Agricole Cib NY, 1.31%,
2/1/18, Purchased on
01/31/18, with maturity
value of $1,000,036,389,
collateralized by U.S.
Treasury Obligations,
0.50%-3.00%, 2/28/22-
5/15/47, fair value
$1,020,000,010	1,000,000,000	1,000,000,000
Deutsche Bank Securities, Inc.,
1.35%, 2/1/18, Purchased
on 01/31/18, with maturity
value of $180,006,750,
collateralized by various
U.S. Government and
Government Agency
Obligations, 1.10%-1.64%,
8/1/18-4/17/20, fair value
$183,600,081	180,000,000	180,000,000
Goldman Sachs & Co., 1.30%,
2/1/18, Purchased on
01/31/18, with maturity
value of $100,003,611,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.43%-8.00%,
4/1/19-6/20/47, fair value
$102,000,000	100,000,000	100,000,000
Goldman Sachs & Co., 1.31%,
2/7/18, Purchased on
01/31/18, with maturity
value of $150,038,208,
collateralized by various
U.S. Government and
Government Agency
Obligations, 3.00%-6.00%,
11/1/25-1/1/48, fair value
$153,000,000	150,000,000	150,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 1.34%, 2/1/18,
Purchased on 01/31/18,
with maturity value of
$100,003,722,
collateralized by U.S.
Treasury Obligations,
1.18%, 10/31/19, fair value
$102,000,090	100,000,000	100,000,000
Royal Bank of Canada, 1.30%,
2/1/18, Purchased on
01/31/18, with maturity
value of $250,009,028,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-4.38%,
10/11/18-2/15/47, fair value
$255,000,011	250,000,000	250,000,000
RBS Securities, Inc., 1.30%,
2/1/18, Purchased on
01/31/18, with maturity
value of $500,018,056,
collateralized by U.S.
Treasury Obligations,
0.75%-6.25%, 2/28/18-
11/15/46, fair value
$510,003,010	500,000,000	500,000,000
Societe' Generale, 1.31%,
2/1/18, Purchased on
01/25/18, with maturity
value of $250,063,681,
collateralized by various
U.S. Government and
Government Agency
Obligations, 1.38%-8.13%,
9/30/18-11/15/47, fair value
$255,000,038	250,000,000	250,000,000
Societe' Generale, 1.32%,
2/2/18, Purchased on
01/26/18, with maturity
value of $200,051,333,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.50%-4.50%,
5/15/24-11/1/47, fair value
$204,000,029	200,000,000	200,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Societe' Generale, 1.34%,
2/1/18, Purchased on
01/31/18, with maturity
value of $200,007,444,
collateralized by various
U.S. Government and
Government Agency
Obligations, 1.13%-4.50%,
5/31/19-1/1/48, fair value
$204,000,025	200,000,000	200,000,000
Toronto Dominion Bank NY,
1.29%, 2/1/18, Purchased
on 01/31/18, with maturity
value of $200,007,167,
collateralized by U.S.
Treasury Obligations,
2.00%-4.25%, 12/31/21-
11/15/40, fair value
$204,000,087	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,330,000,000)		4,330,000,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $10,450,372,047) — 98.1%		10,450,372,047
Other Assets (Liabilities) - 1.9%		198,743,197
NET ASSETS - 100%		$10,649,115,244
____________________
(a)

Floating or variable rate security. The rate presented represents the rate in effect on January 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.
bps	Basis Points
FCPR DLY	Federal Reserve Bank Prime Rate Loan US
FEDL01	Effective Federal Funds Rate
US0001M	1 Month US Dollar LIBOR

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 113.7%
U.S. Treasury Bills — 86.7%
1.09%, 2/8/18(a)	711,000,000	710,828,231
1.10%, 2/1/18(a)	464,100,000	464,100,000
1.19%, 2/15/18(a)	50,000,000	49,975,306
1.20%, 4/5/18(a)	40,000,000	39,914,950
1.21%, 4/12/18(a)	90,000,000	89,785,431
1.23%, 2/22/18(a)	25,000,000	24,981,166
1.23%, 4/26/18(a)	50,000,000	49,855,275
1.28%, 3/15/18(a)	150,000,000	149,770,488
1.31%, 3/22/18(a)	100,000,000	99,818,292
1.41%, 5/24/18(a)	25,000,000	24,889,867
1.46%, 6/14/18(a)	75,000,000	74,595,458
1.57%, 7/5/18(a)	40,000,000	39,731,655
1.61%, 7/26/18(a)	50,000,000	49,608,681
		1,867,854,800
U.S. Treasury Notes — 27.0%
1.00%, 9/15/18	75,000,000	74,708,851
1.50% (USBMMY3M + 6 bps),
7/31/19(b)	120,000,000	120,081,908
1.58% (USBMMY3M + 14 bps),
1/31/19(b)	75,000,000	75,133,417
1.61% (USBMMY3M + 17 bps),
10/31/18(b)	25,000,000	25,035,261
1.61% (USBMMY3M + 17 bps),
7/31/18(b)	100,000,000	100,096,161
1.63% (USBMMY3M + 19 bps),
4/30/18(b)	185,000,000	185,076,005
		580,131,603
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$2,447,986,403)		2,447,986,403

TOTAL INVESTMENTS IN SECURITIES
(Cost $2,447,986,403) — 113.7%		2,447,986,403
Other Assets (Liabilities) - (13.7)%		(295,842,195)
NET ASSETS - 100%		$2,152,144,208
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Floating or variable rate security. The rate presented represents the rate in effect on January 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps	Basis Points
USBMMY3M	3 Month Treasury Bill Rate

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 45.0%
Argentina — 0.7%
Republic of Argentina, 21.20%,
9/19/18	7,000,000	383,332

Brazil — 4.8%
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/21	5,950,000	1,946,986
Nota do Tesouro Nacional, Series
NTNB, 6.00%, 8/15/22	680,000	710,553
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/27	200,000	64,398
		2,721,937
Chile — 1.2%
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/21	150,000,000	260,840
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/26	70,000,000	118,600
Republic of Chile, 5.50%, 8/5/20	182,000,000	316,296
		695,736
Colombia — 1.9%
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	1,833,400,000	780,224
Titulos de Tesoreria Bond, Series
B, 6.00%, 4/28/28	860,000,000	292,000
		1,072,224
Czech Republic — 0.8%
Republic of Czech, Series 52,
4.70%, 9/12/22	5,000,000	285,335
Republic of Czech, Series 58,
5.70%, 5/25/24	3,100,000	192,997
		478,332
Hungary — 0.5%
Hungary Government Bond,
7.50%, 11/12/20	54,000,000	257,245

Indonesia — 6.4%
Indonesia Government, Series
FR69, 7.88%, 4/15/19	5,300,000,000	408,546
Indonesia Government, Series
FR70, 8.38%, 3/15/24	10,272,000,000	869,790
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	192,094
Indonesia Government, Series
FR56, 8.38%, 9/15/26	24,773,000,000	2,118,764
Indonesia Government, 8.75%,
5/15/31	1,300,000,000	112,452
		3,701,646
Malaysia — 2.9%
Malaysian Government, Series
515, 3.76%, 3/15/19	735,000	189,427
Malaysian Government, Series
902, 4.38%, 11/29/19	1,950,000	509,935
Malaysian Government, Series
315, 3.66%, 10/15/20	950,000	245,334
Malaysian Government, Series
416, 3.62%, 11/30/21	2,000,000	515,372
Malaysian Government, Series
114, 4.18%, 7/15/24	500,000	130,317
Malaysian Government, Series
316, 3.90%, 11/30/26	200,000	50,886
		1,641,271
Mexico — 3.2%
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21	3,760,000	195,962
Mexican Bonos Desarrollo, Series
M, 5.75%, 3/5/26	1,320,000	63,112
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27	10,100,000	537,970
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36	14,000,000	918,550
Mexican Bonos Desarrollo, Series
M30, 8.50%, 11/18/38	1,700,000	97,978
		1,813,572
Peru — 1.2%
Republic of Peru, Registered,
8.20%, 8/12/26	550,000	217,017
Republic of Peru, Registered,
6.35%, 8/12/28	1,300,000	459,296
		676,313
Philippines — 0.3%
Republic of Philippines, 3.90%,
11/26/22	10,000,000	194,161

Poland — 6.0%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	247,503
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	81,253
Poland Government Bond, Series
0421, 2.00%, 4/25/21	4,135,000	1,230,287
Poland Government Bond, Series
1021, 5.75%, 10/25/21	475,000	159,152
Poland Government Bond, Series
0922, 5.75%, 9/23/22	2,000,000	679,026
Poland Government Bond, Series
0725, 3.25%, 7/25/25	3,450,000	1,034,670
Poland Government Bond, Series
0726, 2.50%, 7/25/26	40,000	11,219
		3,443,110
Romania — 1.2%
Romania Government Bond,
Series 5Y, 3.25%, 3/22/21	1,500,000	397,872
Romania Government Bond,
Series 10Y, 5.95%, 6/11/21	420,000	120,508
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	210,000	57,265
Romania Government Bond,
Series 15Y, 5.80%, 7/26/27	300,000	88,012
		663,657
Russian Federation — 3.3%
Russia Government Bond, Series
6208, 7.50%, 2/27/19	20,400,000	366,522
Russia Government Bond, Series
6215, 7.00%, 8/16/23	45,700,000	820,225
Russia Government Bond, Series
6207, 8.15%, 2/3/27	37,000,000	707,444
		1,894,191
South Africa — 4.6%
Republic of South Africa, Series
R204, 8.00%, 12/21/18	2,600,000	221,354
Republic of South Africa, Series
2023, 7.75%, 2/28/23	5,240,000	442,794
Republic of South Africa, Series
R186, 10.50%, 12/21/26	3,100,000	294,559
Republic of South Africa, Series
R209, 6.25%, 3/31/36	14,927,000	919,921

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
South Africa, continued
Republic of South Africa, Series
2040, 9.00%, 1/31/40	9,000,000	718,868
		2,597,496
Thailand — 2.2%
Thailand Government Bond,
1.88%, 6/17/22	2,300,000	73,854
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	737,529
Thailand Government Bond,
2.13%, 12/17/26	720,000	22,529
Thailand Government Bond,
4.88%, 6/22/29	10,500,000	411,135
		1,245,047
Turkey — 3.8%
Turkey Government Bond, 8.80%,
11/14/18	2,555,000	660,012
Turkey Government Bond,
10.70%, 2/17/21	1,090,000	278,088
Turkey Government Bond, 9.50%,
1/12/22	1,490,000	367,441
Turkey Government Bond, 8.80%,
9/27/23	2,400,000	564,368
Turkey Government Bond, 8.00%,
3/12/25	1,240,000	274,088
		2,143,997
TOTAL FOREIGN BONDS
(COST $24,802,114)		25,623,267

	Principal
	Amount ($)
Yankee Dollars — 49.5%
Argentina — 4.6%
City of Buenos Aires Argentina, Registered, 8.95%, 2/19/21	200,000	216,500
Provincia de Buenos
Aires/Argentina, Registered,
9.13%, 3/16/24	150,000	170,625
Republic of Argentina, 6.88%,
4/22/21	300,000	319,950
Republic of Argentina, 5.63%,
1/26/22	705,000	722,978
Republic of Argentina, 4.63%,
1/11/23	65,000	63,505
Republic of Argentina, 6.88%,
1/26/27	742,000	782,074
Republic of Argentina, 5.88%,
1/11/28	75,000	72,975
Republic of Argentina, 7.63%,
4/22/46	150,000	158,550
Republic of Argentina, 7.13%,
6/28/17 (a)	90,000	88,020
YPF Sociedad Anonima, 7.00%,
12/15/47, Callable 6/15/47 @
100 (a),(b)	92,000	87,437
		2,682,614
Bahamas — 0.4%
Bahamas Government
International Bond, 6.00%,
11/21/28, Callable 8/21/28 @
100 (a),(b)	200,000	213,500

Brazil — 2.4%
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	150,000	151,200
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	206,250
Federal Republic of Brazil, 7.13%,
1/20/37	206,000	247,510
Federal Republic of Brazil, 5.63%,
1/7/41	220,000	221,430
Federal Republic of Brazil, 5.63%,
2/21/47	200,000	200,500
Petrobras Brasileiro SA, 6.85%,
6/5/15	50,000	49,400
Petrobras Global Finance BV,
8.38%, 5/23/21	36,000	41,027
Petrobras Global Finance BV,
7.38%, 1/17/27	45,000	49,911
Rede D'or Finance Sarl, 4.95%,
1/17/28, Callable 10/17/27 @
100 (a),(b)	200,000	197,500
Vale Overseas, Ltd., 6.88%,
11/21/36	7,000	8,802
Vale SA, 5.63%, 9/11/42	3,000	3,379
		1,376,909
Chile — 1.2%
Banco Santander Chile, 2.50%,
12/15/20, Callable 11/15/20
@ 100 (a),(b)	150,000	148,650
Empresa Nacional del Petroleo,
4.50%, 9/14/47, Callable
3/14/47 @ 100 (a),(b)	200,000	193,820
Republic of Chile, 3.63%, 10/30/42	150,000	147,150
Saci Falabella, 3.75%, 10/30/27,
Callable 7/30/27 @ 100
(a),(b)	200,000	194,500
		684,120
China — 1.1%
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	200,000	206,806
Sinopec Capital (2013), Ltd.,
3.13%, 4/24/23	200,000	196,334
State Grid Overseas Investment
2016, Ltd., 3.50%, 5/4/27 (a)	200,000	196,448
		599,588
Colombia — 1.8%
Banco de Bogota SA, 4.38%,
8/3/27 (a)	200,000	200,250
Bancolombia SA, 5.13%, 9/11/22	216,000	226,260
Colombia Government
International Bond, 3.88%,
4/25/27, Callable 1/25/27 @
100 (b)	276,000	278,484
Republic of Colombia, 4.50%,
1/28/26, Callable 10/28/25 @
100 (b)	200,000	212,200
Republic of Colombia, 7.38%,
9/18/37	100,000	133,200
		1,050,394
Costa Rica — 1.0%
Costa Rica Government,
Registered, 4.25%, 1/26/23	200,000	194,000
Costa Rica Government,
Registered, 4.38%, 4/30/25	200,000	192,500
Costa Rica Government,
Registered, 5.63%, 4/30/43	200,000	181,000
		567,500

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Cote D'Ivoire — 0.2%
Ivory Coast Government Bond,
Registered, 5.75%, 12/31/32,
Callable 6/30/18 @ 100 (b)(c)	118,125	117,145

Croatia — 0.3%
Republic of Croatia, Registered,
6.75%, 11/5/19	150,000	159,687

Dominican Republic — 1.4%
Dominican Republic, 6.88%,
1/29/26	100,000	113,250
Dominican Republic, 5.95%,
1/25/27 (a)	100,000	107,375
Dominican Republic, Registered,
7.50%, 5/6/21	300,000	325,650
Dominican Republic, Registered,
5.95%, 1/25/27	250,000	268,438
		814,713
Ecuador — 1.3%
Republic of Ecuador, 7.88%,
1/23/28 (a)	200,000	203,100
Republic of Ecuador, Registered,
7.95%, 6/20/24	500,000	528,750
		731,850
Egypt — 0.7%
Arab Republic of Egypt,
Registered, 6.13%, 1/31/22	200,000	211,764
Arab Republic of Egypt,
Registered, 5.88%, 6/11/25	200,000	206,052
		417,816
El Salvador — 0.6%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	60,000	65,807
Republic of El Salvador,
Registered, 5.88%, 1/30/25	170,000	170,425
Republic of El Salvador,
Registered, 6.38%, 1/18/27	130,000	132,925
		369,157
Gabon — 0.4%
Republic of Gabon, Registered,
6.38%, 12/12/24	200,000	202,040

Ghana — 0.4%
Republic of Ghana, Registered,
7.88%, 8/7/23	200,000	217,600

Hungary — 1.0%
Republic of Hungary, 6.38%,
3/29/21	100,000	110,100
Republic of Hungary, 5.38%,
2/21/23	210,000	231,218
Republic of Hungary, 7.63%,
3/29/41	158,000	240,617
		581,935
India — 1.1%
Export-Import Bank of India,
Registered, 3.38%, 8/5/26	200,000	192,960
ICICI Bank Ltd., Registered,
5.75%, 11/16/20	200,000	213,347
State Bank India, Registered,
3.62%, 4/17/19	200,000	201,643
		607,950
Indonesia — 3.1%
Indonesia Government Bond,
Registered, 5.13%, 1/15/45	200,000	217,364
Perusahaan Listrik Negara PT,
4.13%, 5/15/27 (a)	450,000	448,618
Republic of Indonesia, 5.88%,
3/13/20	100,000	106,358
Republic of Indonesia, 6.75%,
1/15/44	200,000	263,819
Republic of Indonesia, Registered,
5.38%, 10/17/23	270,000	297,361
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	147,155
Republic of Indonesia, Registered,
6.63%, 2/17/37	100,000	125,581
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	140,313
		1,746,569
Iraq — 0.4%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
3/29/18 @ 100 (b)	250,000	247,405

Jamaica — 0.6%
Government of Jamaica, 6.75%,
4/28/28	200,000	229,000
Jamaica Government Bond,
8.00%, 3/15/39	100,000	124,000
		353,000
Kazakhstan — 1.5%
Kazmunaygas National Co.,
9.13%, 7/2/18	200,000	205,078
Kazmunaygas National Co.,
5.75%, 4/19/47 (a)	200,000	213,078
Republic of Kazakhstan,
Registered, 5.13%, 7/21/25	400,000	444,000
		862,156
Lebanon — 0.1%
Republic of Lebanon, Series G,
5.45%, 11/28/19	20,000	19,931
Republic of Lebanon, Series G,
6.38%, 3/9/20	22,000	22,223
		42,154
Mexico — 5.8%
Banco Mercantil del Norte SA,
Registered, 5.75% (H15T5Y
+ 445 bps), 10/4/31, Callable
10/4/26 @ 100 (b)(d)	200,000	203,000
Comision Federal de Electricidad, Registered, 4.75%, 2/23/27	200,000	206,600
Nemak Sab de CV, 4.75%,
1/23/25, Callable 1/23/21 @
103.56 (a),(b)	200,000	202,802
Petroleos Mexicanos, 6.38%,
2/4/21	221,000	239,896
Petroleos Mexicanos, 3.50%,
1/30/23	100,000	97,950
Petroleos Mexicanos, 4.50%,
1/23/26	191,000	188,135
Petroleos Mexicanos, 6.50%,
3/13/27 (a)	76,000	83,030
Petroleos Mexicanos, 6.50%,
3/13/27 (a)	30,000	32,775
Petroleos Mexicanos, 6.63%,
6/15/35	220,000	233,442
Petroleos Mexicanos, 5.50%,
6/27/44	100,000	91,891

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
Petroleos Mexicanos, 6.75%,
9/21/47 (a)	46,000	48,185
Petroleos Mexicanos, Registered,
6.50%, 3/13/27	243,000	265,477
United Mexican States, Series G,
3.50%, 1/21/21	250,000	256,375
United Mexican States, 3.63%,
3/15/22	300,000	308,100
United Mexican States, 4.13%,
1/21/26	200,000	206,000
United Mexican States, 6.05%,
1/11/40	80,000	93,320
United Mexican States, Series M,
4.75%, 3/8/44, MTN	230,000	229,770
United Mexican States, 4.60%,
1/23/46	400,000	390,999
		3,377,747
Morocco — 0.4%
OCP SA, 4.50%, 10/22/25	200,000	201,532

Nigeria — 0.7%
Republic of Nigeria, 6.38%,
7/12/23	200,000	212,560
Republic of Nigeria, Registered,
6.50%, 11/28/27	200,000	207,516
		420,076
Oman — 0.9%
Oman Government International
Bond, 4.13%, 1/17/23 (a)	290,000	286,073
Oman Government International
Bond, 5.63%, 1/17/28 (a)	200,000	201,386
		487,459
Pakistan — 0.4%
Pakistan Government International
Bond, 6.88%, 12/5/27 (a)	200,000	201,922

Panama — 0.5%
Republic of Panama, 4.00%,
9/22/24, Callable 6/22/24 @
100 (b)	200,000	210,600
Republic of Panama, 9.38%,
4/1/29	8,000	12,032
Republic of Panama, 6.70%,
1/26/36	41,000	53,956
		276,588
Peru — 0.5%
BBVA Banco Continental,
Registered, 5.00%, 8/26/22	10,000	10,700
Republic of Peru, 7.35%, 7/21/25	100,000	127,700
Republic of Peru, 6.55%, 3/14/37	91,000	121,622
Southern Copper Corp., 5.25%,
11/8/42	25,000	28,331
		288,353
Philippines — 0.9%
Republic of Philippines, 5.50%,
3/30/26	200,000	229,474
Republic of Philippines, 7.75%,
1/14/31	120,000	168,441
Republic of Philippines, 6.38%,
10/23/34	100,000	132,320
		530,235
Poland — 0.1%
Republic of Poland, 3.00%,
3/17/23	35,000	35,018

Romania — 0.8%
Romania Government Bond,
6.13%, 1/22/44	50,000	63,375
Romania Government Bond,
6.13%, 1/22/44	48,000	60,840
Romania Government Bond,
Registered, 6.75%, 2/7/22	234,000	265,356
Romania Government Bond,
Registered, 4.88%, 1/22/24	40,000	43,328
		432,899
Russian Federation — 2.5%
Gazprom OAO, Registered,
6.51%, 3/7/22	100,000	109,913
Gazprom OAO, Registered,
7.29%, 8/16/37	230,000	288,681
Lukoil International Finance BV,
Registered, 4.75%, 11/2/26	200,000	208,076
MMC Norilsk Nickel OJSC Via
MMC Finance DAC,
Registered, 4.10%, 4/11/23	200,000	200,254
Phosagro OAO Via Phosagro
Bond Funding DAC, 3.95%,
4/24/23 (a)	200,000	200,000
Russian Federation, Registered,
4.88%, 9/16/23	200,000	213,592
Sberbank of Russia Via SB
Capital SA, Registered,
5.13%, 10/29/22	200,000	207,000
		1,427,516
Senegal — 0.4%
Republic of Senegal, 8.75%,
5/13/21	200,000	227,230

Singapore — 0.4%
Puma International Financing SA,
5.00%, 1/24/26, Callable
1/24/21 @ 102.5 (a),(b)	200,000	199,841

South Africa — 1.4%
Republic of South Africa, 4.67%,
1/17/24	200,000	204,817
Republic of South Africa, 4.88%,
4/14/26	600,000	613,440
		818,257
Sri Lanka — 1.0%
Republic of Sri Lanka, 5.88%,
7/25/22	200,000	208,640
Republic of Sri Lanka, Registered,
6.00%, 1/14/19	200,000	204,881
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	130,000	136,542
		550,063
Turkey — 4.9%
Akbank TAS, Registered, 4.00%,
1/24/20	200,000	199,790
Export Credit Bank of Turkey,
Registered, 5.38%, 10/24/23	300,000	303,330
Republic of Turkey, 5.63%,
3/30/21	300,000	314,370
Republic of Turkey, 6.25%,
9/26/22	375,000	405,168
Republic of Turkey, 4.88%,
10/9/26	530,000	516,537
Republic of Turkey, 5.13%,
2/17/28	400,000	392,636

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey, continued
Republic of Turkey, 8.00%,
2/14/34	96,000	116,688
Republic of Turkey, 6.00%,
1/14/41	200,000	199,524
Republic of Turkey, 6.63%,
2/17/45	200,000	211,768
Republic of Turkey, 5.75%,
5/11/47	200,000	189,900
		2,849,711
Ukraine — 1.0%
Ukraine Government, 7.75%,
9/1/27	240,000	256,238
Ukraine Government, 7.38%,
9/25/32 (a)	290,000	294,276
		550,514
Uruguay — 0.1%
Republic of Uruguay, PIK, 7.88%,
1/15/33	20,000	28,650
Republica Oriental del Uruguay,
4.50%, 8/14/24	10,000	10,735
Republica Oriental del Uruguay,
5.10%, 6/18/50	10,000	10,860
		50,245
Venezuela — 0.6%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	176,000	47,520
Petroleos de Venezuela SA,
Registered, 8.50%, 10/27/20	300,000	249,000
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24 (e)	155,771	36,606
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	32,000	7,328
		340,454
Zambia — 0.6%
Republic of Zambia, Registered,
5.38%, 9/20/22	330,000	321,149

TOTAL YANKEE DOLLARS
(COST $27,819,670)		28,232,611

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bond — 0.1%
2.88%, 11/15/46	50,000	49,348

U.S. Treasury Note — 0.2%
2.00%, 11/15/26	141,000	133,107

TOTAL U.S. TREASURY OBLIGATIONS
(COST $185,012)		182,455

	Shares
Investment Companies — 2.1%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.09%(f)	1,181,978	1,181,978
TOTAL INVESTMENT COMPANIES
(COST $1,181,978)		1,181,978

TOTAL INVESTMENTS IN SECURITIES
(COST $53,988,774) — 96.9%		55,220,311
Other Assets (Liabilities) - 3.1%		1,780,174
NET ASSETS - 100%		$57,000,485

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2018.
(d)	Floating or variable rate security. The rate presented represents the rate in effect on January 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on January 31, 2018.
MTN	Medium Term Note
PIK	Payment-in-Kind
ULC	Unlimited Liability Co.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	80.9
Oil, Gas & Consumable Fuels	6.4
Banks	4.0
Investment Companies	2.1
Electric Utilities	1.1
Chemicals	0.7
Auto Components	0.4
Metals & Mining	0.4
U.S. Treasury Obligation	0.3
Multiline Retail	0.3
Health Care Providers & Services	0.3
Total	96.9

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Description	Contracts	Date	Amount	Value	(Depreciation)
5-Year US Treasury Note Futures	24	3/29/18	$2,798,114	$2,753,062	($45,052)
			$2,798,114	$2,753,062	($45,052)

Futures Contracts Sold

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Description	Contracts	Date	Amount	Value	(Depreciation)
10-Year US Treasury Note Futures	16	3/20/18	$1,989,964	$1,945,250	$44,714
			$1,989,964	$1,945,250	$44,714

	Total unrealized appreciation				$44,714
	Total unrealized depreciation				$(45,052)
	Total net unrealized appreciation/(depreciation)				$(338)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2018, the Fund's open credit default swap agreements were as follows:

			Implied					Upfront
			Credit					Premiums	Unrealized
			Spread at			Notional		Paid/	Appreciation/
	Pay Fixed	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2018 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.63	PLC	12/20/21	110,000	(1,557)	3,534	(5,091)
Republic of Panama	1.00	Quarterly	0.22	JP Morgan Chase	12/20/20	250,000	(5,339)	7,223	(12,562)
				Barclays Bank
Republic of Turkey	1.00	Quarterly	1.34	PLC	12/20/21	180,000	1,913	13,194	(11,281)
United Mexican States	1.00	Quarterly	0.72	Credit Suisse	12/20/21	210,000	(2,329)	5,656	(7,985)
							(7,312)	29,607	(36,919)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2018, the Fund's open credit default swap agreements were as follows:

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.70	Credit Suisse	6/20/21	1,510,500**	14,697	(93,198)	107,895
CDX Emerging Markets				Barclays Bank
Index, Series 26*	1.00	Quarterly	0.87	PLC	12/20/21	485,000**	2,781	(37,267)	40,048
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.55	PLC	6/20/21	100,000	1,542	(4,440)	5,982
				Barclays Bank
Republic of Indonesia	1.00	Quarterly	0.56	PLC	6/20/21	100,000	1,567	(2,534)	4,101
				Barclays Bank
Republic of Panama	1.00	Quarterly	0.22	PLC	12/20/20	125,000	2,670	(4,644)	7,314
Republic of Peru	1.00	Quarterly	0.31	Credit Suisse	9/20/20	125,000	2,361	(2,370)	4,731
Republic of Peru	1.00	Quarterly	0.42	Bank of America	6/20/21	40,000	818	(906)	1,724
							26,436	(145,359)	171,795

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of January 31, 2018, the CDX Emerging Market Index, Series 25 and Series 26 included securities which had defaulted and represented 5% and 3%, respectively, of the Index.
**	Reflects the notional amount after the default of securities.

At January 31, 2018, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	50,647	Hungarian Forint	13,078,192	Bank of America	2/5/18	(1,716)
U.S. Dollar	530,000	Hungarian Forint	137,766,028	Morgan Stanley	2/5/18	(21,585)
U.S. Dollar	546,998	Hungarian Forint	136,189,658	Standard Chartered Bank	2/5/18	1,724
U.S. Dollar	630,000	Mexican Peso	12,157,778	Goldman Sachs	3/21/18	(18,277)
U.S. Dollar	772,121	Polish Zloty	2,835,448	Goldman Sachs	2/5/18	(75,786)
U.S. Dollar	290,000	Polish Zloty	1,002,754	JP Morgan Chase	2/5/18	(9,862)
U.S. Dollar	362,501	Polish Zloty	1,293,675	UBS AG	2/5/18	(24,357)
U.S. Dollar	1,169,914	Polish Zloty	3,921,360	Standard Chartered Bank	5/10/18	(4,071)
U.S. Dollar	1,063,652	South African Rand	12,914,334	Goldman Sachs	5/3/18	(12,711)
						(166,641)

Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
Romanian Leu	625,664	U.S. Dollar	165,388	Bank of America	5/3/18	1,769
Czech Koruna	12,457,843	U.S. Dollar	583,916	JP Morgan Chase	3/14/18	29,873
Hungarian Forint	144,184,755	U.S. Dollar	550,000	Bank of America	2/5/18	27,285
Hungarian Forint	70,632,938	U.S. Dollar	265,000	Goldman Sachs	2/5/18	17,799
Hungarian Forint	4,100,000	U.S. Dollar	15,368	JP Morgan Chase	2/5/18	1,048
Hungarian Forint	68,116,183	U.S. Dollar	265,000	Standard Chartered Bank	2/5/18	7,722
Hungarian Forint	136,189,657	U.S. Dollar	550,107	Standard Chartered Bank	5/10/18	(1,623)
Mexican Peso	10,704,088	U.S. Dollar	535,000	Bank of America	3/21/18	35,764
Mexican Peso	12,574,352	U.S. Dollar	660,893	Goldman Sachs	3/21/18	9,597
Mexican Peso	6,136,000	U.S. Dollar	320,948	JP Morgan Chase	3/21/18	6,236
Mexican Peso	10,588,847	U.S. Dollar	570,000	JP Morgan Chase	3/21/18	(5,381)
Polish Zloty	32,000	U.S. Dollar	8,953	Bank of America	2/5/18	616
Polish Zloty	1,178,516	U.S. Dollar	331,858	JP Morgan Chase	2/5/18	20,563
Polish Zloty	3,921,360	U.S. Dollar	1,168,511	Standard Chartered Bank	2/5/18	4,125
Thai Baht	30,515,893	U.S. Dollar	918,047	Standard Chartered Bank	3/15/18	57,619
Turkish Lira	1,740,644	U.S. Dollar	448,700	JP Morgan Chase	4/26/18	3,434
Turkish Lira	897,000	U.S. Dollar	231,218	Standard Chartered Bank	4/26/18	1,778
						218,224

			Total unrealized appreciation			$226,952
			Total unrealized depreciation			(175,369)
			Total net unrealized appreciation/(depreciation)			$51,583

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks — 87.4%
Argentina — 8.6%
Banco Macro SA, ADR	12,025	1,305,193
BBVA Banco Frances SA, ADR	40,578	1,026,218
Grupo Financiero Galicia SA, ADR	4,482	312,844
YPF Sociedad Anonima, ADR	19,327	466,747
		3,111,002
Australia — 1.2%
Donaco International, Ltd.	1,637,288	415,485

Bangladesh — 2.9%
Brac Bank, Ltd.	207,850	241,680
GrameenPhone, Ltd.	76,853	463,796
Square Pharmaceuticals, Ltd.	91,418	357,985
		1,063,461
Cambodia — 2.1%
NagaCorp, Ltd.	920,000	751,534

Colombia — 2.6%
Banco Davivienda SA	82,634	928,907

Croatia — 0.3%
Hrvatski Telekom dd	3,598	99,834
Ledo dd(a)	311	20,794
		120,628
Egypt — 11.8%
Centamin PLC	607,807	1,402,989
Cleopatra Hospital(a)	1,124,764	301,595
Commercial International Bank,
Registered, GDR	94,785	430,324
Juhayna Food Industries	1,283,547	793,121
MM Group for Industry & International
Trade SAE(a)	108,196	98,137
Oriental Weavers	490,941	437,505
Talaat Moustafa Group	1,441,874	787,146
		4,250,817
Georgia — 4.5%
Bank of Georgia Holdings PLC	15,819	822,817
TBC Bank Group PLC	35,130	817,881
		1,640,698
Kazakhstan — 3.7%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR(a)	74,901	969,967
KAZ Minerals PLC(a)	30,944	359,510
		1,329,477
Kenya — 2.8%
Safaricom, Ltd.	3,486,900	1,007,972

Kuwait — 8.0%
Agility Public Warehousing Co. KSC	444,678	1,282,182
Mobile Telecommunications Co.	296,530	467,632
National Bank of Kuwait SAK	457,161	1,130,301
		2,880,115
Mauritius — 1.8%
MCB Group, Ltd.	76,300	651,630

Morocco — 2.7%
Attijariwafa Bank	17,830	974,455

Nigeria — 2.5%
Dangote Cement PLC	340,539	255,050
Guaranty Trust Bank PLC	749,605	102,200
Nestle Foods Nigeria PLC	24,337	99,238
Zenith Bank PLC	5,046,884	433,990
		890,478
Pakistan — 1.1%
D.G. Khan Cement Co., Ltd.	270,675	391,326

Peru — 2.1%
Credicorp, Ltd.	3,200	741,216

Philippines — 8.2%
International Container Termin	579,280	1,281,893
Puregold Price Club, Inc.	926,850	963,172
Vista Land & Lifescapes, Inc.	5,296,300	721,800
		2,966,865
Qatar — 1.2%
Qatar Electricity & Water Co.	7,892	420,726

Romania — 6.0%
BRD-Groupe Societe Generale	212,049	764,722
SIF 5 Oltenia Craiova	1,177,979	775,691
Societatea Nationala de Gaze	69,637	636,209
		2,176,622
Sri Lanka — 0.5%
Sampath Bank PLC	90,927	187,999

United Arab Emirates — 11.5%
DP World, Ltd.	48,270	1,279,638
Emaar Development PJSC(a)	265,099	408,533
Emaar Properties PJSC	513,097	919,238
Emirates NBD PJSC	236,113	578,582
Gulf Marine Services PLC	211,223	143,930
NMC Health PLC	17,207	815,380
		4,145,301
Viet Nam — 1.3%
Vincom Retail JSC(a)	194,401	474,253

TOTAL COMMON STOCKS
(COST $27,271,135)		31,520,967

	Principal
	Amount ($)
Convertible Corporate Bond — 0.3%
Oman — 0.3%
Bank Muscat SAOG, 0.35%, 3/19/18	383,981	103,806

TOTAL CONVERTIBLE CORPORATE BOND
(COST $–)		103,806

	Shares
Participatory Notes — 3.8%
United Arab Emirates — 1.5%
Aramex PJSC, 3/14/19, (Merrill Lynch
International & Co.)(a)	474,755	544,195

Vietnam — 2.3%
Vietnam Dairy Products JSC, 2/22/18,
(JPMorgan Chase)	91,608	820,918

TOTAL PARTICIPATORY NOTES
(COST $1,048,844)		1,365,113

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Private Placements — 3.3%
Kuwait — 3.3%
Human Soft Holding Co. KSC	97,274	1,205,444

TOTAL PRIVATE PLACEMENTS
(COST $1,088,355)		1,205,444

TOTAL INVESTMENTS IN SECURITIES
(COST $29,408,334) — 94.8%		34,195,330
Other Assets (Liabilities) - 5.2%		1,884,718
NET ASSETS - 100%		$36,080,048
____________________
(a)	Represents non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Banks	34.6
Real Estate Management & Development	9.2
Transportation Infrastructure	7.1
Wireless Telecommunication Services	5.4
Air Freight & Logistics	5.1
Metals & Mining	4.9
Food Products	4.8
Private Placements	3.3
Hotels, Restaurants & Leisure	3.2
Oil, Gas & Consumable Fuels	3.1
Health Care Providers & Services	3.1
Food & Staples Retailing	2.7
Capital Markets	2.1
Construction Materials	1.8
Multi-Utilities	1.2
Household Durables	1.2
Pharmaceuticals	1.0
Energy Equipment & Services	0.4
Diversified Telecommunication Services	0.3
Distributors	0.3
Total	94.8

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 16.0%
Brazil — 7.8%
Letra Tesouro Nacional, 6.18%,
4/1/18	2,500,000	776,927

Indonesia — 0.6%
Indonesia Government, Series FR56,
8.38%, 9/15/26	700,000,000	59,869

Mexico — 3.3%
Mexican Bonos Desarrollo, Series M,
5.75%, 3/5/26	6,050,000	289,263
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36	711,800	46,702
		335,965
Turkey — 4.3%
Turkey Government Bond, 9.50%,
1/12/22	1,750,000	431,558

TOTAL FOREIGN BONDS
(COST $1,607,790)		1,604,319

	Principal
	Amount ($)
Yankee Dollars — 65.4%
Argentina — 10.5%
Republic of Argentina, 6.25%,
4/22/19	767,000	794,612
Republic of Argentina, 4.63%,
1/11/23	260,000	254,020
		1,048,632
Brazil — 12.3%
Banco Nac de Desen Econo,
Registered, 6.37%, 6/16/18	200,000	202,480
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	380,000	383,040
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	280,000	292,600
Petrobras Global Finance BV,
8.75%, 5/23/26	100,000	120,300
Petrobras International Finance Co.,
7.88%, 3/15/19	229,000	241,710
		1,240,130
Chile — 1.5%
Banco Santander Chile, 2.50%,
12/15/20, Callable 11/15/20 @
100 (a),(b)	150,000	148,650

China — 2.0%
Export-Import Bank of China,
Registered, 2.50%, 7/31/19	200,000	199,241

Colombia — 4.8%
Republic of Colombia, 4.38%,
7/12/21	455,000	477,750

Croatia — 1.1%
Republic of Croatia, Registered,
6.75%, 11/5/19	100,000	106,458

Indonesia — 7.0%
Majapahit Holding BV, Registered,
7.75%, 1/20/20	100,000	108,760
Republic of Indonesia, 5.88%,
3/13/20	360,000	382,890
Republic of Indonesia, Registered,
4.88%, 5/5/21	200,000	211,655
		703,305
Mexico — 10.8%
Petroleos Mexicanos, 3.50%,
7/18/18	700,000	701,469
Petroleos Mexicanos, 3.13%,
1/23/19	163,000	163,683
Petroleos Mexicanos, 8.00%, 5/3/19	180,000	191,729
Petroleos Mexicanos, 6.00%, 3/5/20	38,000	40,210
		1,097,091
Republic of Serbia — 4.1%
Republic of Serbia, Registered,
5.88%, 12/3/18	400,000	409,600

Russian Federation — 4.8%
Gazprom OAO Via Gaz Capital SA,
Registered, 8.15%, 4/11/18	370,000	373,621
Gazprom OAO, Registered, 9.25%,
4/23/19	100,000	107,265
		480,886
South Africa — 4.6%
Republic of South Africa, 6.88%,
5/27/19	437,000	458,347

Turkey — 1.9%
Republic of Turkey, 4.88%, 10/9/26 .	200,000	194,920

TOTAL YANKEE DOLLARS
(COST $6,571,119)		6,565,010

Corporate Bond — 2.0%
United States — 2.0%
CNOOC Finance 2015 USA LLC,
3.50%, 5/5/25	200,000	197,826

TOTAL CORPORATE BOND
(COST $201,454)		197,826

U.S. Treasury Obligation — 1.2%
U.S. Treasury Note — 1.2%
2.38%, 1/31/23	123,000	122,130

TOTAL U.S. TREASURY OBLIGATION
(COST $122,294)		122,130

	Shares
Investment Companies — 2.7%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.09%(c)	267,033	267,033
TOTAL INVESTMENT COMPANIES
(COST $267,033)		267,033

TOTAL INVESTMENTS IN SECURITIES
(COST $8,769,690) — 87.3%		8,756,318

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Investment Companies , continued
Other Assets (Liabilities) - 12.7%		1,277,465
NET ASSETS - 100%		$10,033,783

____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one day yield that was in effect on January 31, 2018.
LLC	Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Industry	Percentage of Net Assets at Value (%)
Sovereign Bonds	48.8
Oil, Gas & Consumable Fuels	21.3
Banks	5.3
Electric Utilities	4.0
Diversified Financial Services	4.0
Investment Companies	2.7
U.S. Treasury Obligation	1.2
Total	87.3

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Description	Contracts	Date	Amount	Value	(Depreciation)
10-Year US Treasury Note Futures	1	3/20/18	$121,783	$121,578	($205)
5-Year US Treasury Note Futures	20	3/29/18	$2,329,693	2,294,219	(35,474)
			$2,451,476	$2,415,797	($35,679)

	Total unrealized appreciation				$–
	Total unrealized depreciation				$(35,679)
	Total net unrealized appreciation/(depreciation)				$(35,679)

Interest Rate Swap Agreements

							Upfront	Unrealized
Description and terms of	Description and terms of						Premiums	Appreciation/
payments to be received	payments to be paid to	Expiration		Notional			Paid/	(Depreciation)
from another party	another party	Date	Counterparty	Amount		Value ($)	Received ($)	($)
6-Month HUF-BUBOR	Fixed 0.89% Semi-	9/29/22		104,375,000	HUF	725	—	725
	Annually		JP Morgan Chase
1-Month MXN-	Fixed 6.30% Monthly	12/29/25		33,900,000	MXN	169,275	—	169,275
TIIEBanxico			Barclays Bank PLC
Fixed 6.15% Monthly	1-Month MXN-	4/14/26		23,000,000	MXN	(129,272)	—	(129,272)
	TIIEBanxico		Standard Chartered Bank
						40,728	—	40,728

Centrally Cleared Interest Rate Swap Agreements

							Upfront
							Premiums	Unrealized
Description and terms of							Paid/	Appreciation/
payments to be received	Description and terms of payments to be	Payment		Notional			(Received)	(Depreciation)
from another party	paid to another party	Frequency	Expiration Date	Amount		Value ($)	($)	($)
Fixed 2.40% Annually	1-Year PLN-WIBR	Daily	9/29/22	1,500,000	PLN	(5,242)	—	(5,242)
1- Month MXN- MXIBtiie	Fixed 7.735% Annually	Daily	12/13/22	4,300,000	MXN	456	—	456
1- Month MXN- MXIBtiie	Fixed 7.68% Annually	Daily	1/9/23	9,200,000	MXN	(174)	—	(174)
						(4,960)	—	(4,960)

HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zolty

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2018, the Fund's open credit default swap agreements were as follows:

			Implied					Upfront
			Credit					Premiums	Unrealized
			Spread at			Notional		Paid/	Appreciation/
	Pay Fixed	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2018 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
Federative Republic of Brazil	1.00	Quarterly	1.42	Bank of America	12/20/22	337,000	6,026	10,791	(4,765)
Federative Republic of Brazil	1.00	Quarterly	1.42	Credit Suisse	12/20/22	120,000	2,146	3,708	(1,562)
Federative Republic of Brazil	1.00	Quarterly	1.42	Barclays Bank PLC	12/20/22	90,000	1,609	4,541	(2,932)
Federative Republic of Brazil	1.00	Quarterly	1.42	Barclays Bank PLC	12/20/22	776,000	13,876	39,859	(25,983)
Federative Republic of Brazil	1.00	Quarterly	1.42	JP Morgan Chase	12/20/22	70,000	1,252	2 ,177	(925)
People's Republic of China	1.00	Quarterly	0.09	BNP Paribas	6/20/18	500,000	(2,328)	(1,771)	(557)
Republic of Columbia	1.00	Quarterly	0.63	Barclays Bank PLC	12/20/21	132,000	(1,868)	3,204	(5,072)
Republic of Columbia	1.00	Quarterly	0.63	Goldman Sachs	12/20/21	210,000	(2,972)	5,051	(8,023)
Republic of Columbia	1.00	Quarterly	0.63	Barclays Bank PLC	12/20/21	285,000	(4,033)	7,109	(11,142)
Republic of Korea	1.00	Quarterly	0.23	Barclays Bank PLC	12/20/18	705,000	(5,589)	(12,502)	6,913
Republic of Korea	1.00	Quarterly	0.49	Barclays Bank PLC	12/20/22	210,000	(5,177)	(5,458)	281
Republic Of South Africa	1.00	Quarterly	1.43	JP Morgan Chase	12/20/22	470,000	8,649	17,144	(8,495)
Republic of Turkey	1.00	Quarterly	1.64	Barclays Bank PLC	12/20/22	320,000	8,735	14,695	(5,960)
Republic of Turkey	1.00	Quarterly	1.64	Barclays Bank PLC	12/20/22	245,000	6,688	7,844	(1,156)
Republic of Turkey	1.00	Quarterly	1.64	Barclays Bank PLC	12/20/22	490,000	13,375	15,915	(2,540)
United Mexican States	1.00	Quarterly	0.86	JP Morgan Chase	6/20/22	125,000	(850)	1,249	(2,099)
United Mexican States	1.00	Quarterly	0.86	Bank of America	6/20/22	8,000	(54)	53	(107)
United Mexican States	1.00	Quarterly	0.86	JP Morgan Chase	6/20/22	310,000	(2,108)	2,659	(4,767)
United Mexican States	1.00	Quarterly	0.86	JP Morgan Chase	6/20/22	150,000	(1,020)	1,429	(2,449)
United Mexican States	1.00	Quarterly	0.86	JP Morgan Chase	6/20/22	100,000	(680)	857	(1,537)
United Mexican States	1.00	Quarterly	0.97	Goldman Sachs	12/20/22	315,000	(820)	223	(1,043)
							34,857	118,777	(83,920)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2018, the Fund's open credit default swap agreements were as follows:

			Implied						Upfront
			Credit						Premiums	Unrealized
	Receive		Spread at			Notional			Paid/	Appreciation/
	Fixed Rate	Payment	January 31,		Expiration	Amount			(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Counterparty	Date	($)(c)		Value ($)	($)	($)
CDX Emerging Markets				Barclays Bank
Index, Series 27*	1.00	Quarterly	1.01	PLC	6/20/22	52,380	**	39	(2,022)	2,061
CDX Emerging Markets
Index, Series 27*	1.00	Quarterly	1.01	Bank of America	6/20/22	103,790	**	71	(332)	403
CDX Emerging Markets
Index, Series 27*	1.00	Quarterly	1.01	Bank of America	6/20/22	103,790	**	77	(4,017)	4,094
CDX Emerging Markets				Barclays Bank
Index, Series 28	1.00	Quarterly	1.14	PLC	12/20/22	824,500		(4,333)	(7,998)	3,665
Federative Republic of Brazil	1.00	Quarterly	0.34	Credit Suisse	6/20/18	255,000		938	(5,470)	6,408
People's Republic of China	1.00	Quarterly	0.09	Credit Suisse	6/20/18	1,000,000		4,656	6 ,272	(1,616)
Republic of Turkey	1.00	Quarterly	0.69	Barclays Bank PLC	6/20/19	2,000,000		12,363	(137,955)	150,318
								13,811	(151,522)	165,333

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of January 31, 2018, the CDX Emerging Markets Index, Series 27 included securities which had defaulted and represented 3% of the Index.
**	Reflects the notional amount after the default of securities.

At January 31, 2018, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	(Depreciation) ($)
U.S. Dollar	15,314	Brazilian Real	49,158	Bank of America	3/2/18	(74)
U.S. Dollar	60,000	Brazilian Real	193,380	Morgan Stanley	3/2/18	(533)
U.S. Dollar	453,876	Brazilian Real	1,443,603	Bank of America	4/3/18	3,436
U.S. Dollar	303,827	Brazilian Real	962,525	JP Morgan Chase	4/3/18	3,497
U.S. Dollar	66,000	Chilean Peso	40,167,600	JP Morgan Chase	4/12/18	(630)
U.S. Dollar	222,000	Chilean Peso	134,788,632	Morgan Stanley	4/12/18	(1,588)
U.S. Dollar	132,000	Chilean Peso	80,186,700	Standard Charter Bank	4/12/18	(1,014)
U.S. Dollar	192,000	Colombian Peso	584,064,000	Bank of America	2/27/18	(13,686)
U.S. Dollar	270,000	Colombian Peso	780,885,900	Goldman Sachs	2/27/18	(5,000)
U.S. Dollar	228,700	Colombian Peso	695,324,226	JP Morgan Chase	2/27/18	(16,168)
U.S. Dollar	4,522	Colombian Peso	12,774,097	Morgan Stanley	2/27/18	23
U.S. Dollar	499,537	Hungarian Forint	128,995,335	Bank of America	2/5/18	(16,933)
U.S. Dollar	396,000	Hungarian Forint	104,245,812	Barclays Bank PLC	2/5/18	(21,378)
U.S. Dollar	274,000	Hungarian Forint	71,452,514	Standard Charter Bank	2/5/18	(12,081)
U.S. Dollar	775	Hungarian Forint	193,300	Goldman Sachs	5/10/18	(4)
U.S. Dollar	424,210	Hungarian Forint	105,069,728	Goldman Sachs	5/10/18	1,058
U.S. Dollar	150,000	Indonesian Rupiah	2,069,370,000	Barclays Bank PLC	4/17/18	(3,760)
U.S. Dollar	230,000	Indonesian Rupiah	3,082,310,000	Goldman Sachs	4/17/18	975
U.S. Dollar	114,000	Korean Won	128,426,700	Barclays Bank PLC	3/9/18	(6,453)
U.S. Dollar	60,000	Korean Won	67,800,000	Credit Suisse	3/9/18	(3,590)
U.S. Dollar	505,186	Korean Won	571,403,328	Standard Charter Bank	3/9/18	(30,739)
U.S. Dollar	70,000	Malaysian Ringgit	286,311	Goldman Sachs	3/27/18	(3,333)
U.S. Dollar	1,416,990	Mexican Peso	37,328,067	Goldman Sachs	3/21/18	(20,576)
U.S. Dollar	544,644	Mexican Peso	10,368,000	JP Morgan Chase	3/21/18	(8,199)
U.S. Dollar	381,000	Mexican Peso	7,345,261	Standard Charter Bank	3/21/18	(10,664)
U.S. Dollar	123	Polish Zloty	413	Barclays Bank PLC	2/5/18	0
U.S. Dollar	557,513	Polish Zloty	1,989,623	UBS Warburg	2/5/18	(37,462)
U.S. Dollar	1,789	Polish Zloty	6,000	Standard Charter Bank	5/10/18	(7)
U.S. Dollar	696,789	South African Rand	8,460,062	Goldman Sachs	5/3/18	(8,327)
U.S. Dollar	174,000	Taiwanese Dollar	5,135,610	JP Morgan Chase	3/9/18	(2,516)
U.S. Dollar	13,000	Taiwanese Dollar	393,733	Standard Charter Bank	3/9/18	(533)
U.S. Dollar	196,000	Taiwanese Dollar	5,782,647	UBS Warburg	3/9/18	(2,755)
U.S. Dollar	414,000	Thai Baht	13,731,825	Standard Charter Bank	3/15/18	(25,040)
U.S. Dollar	205,437	Turkish Lira	797,110	Barclays Bank PLC	4/26/18	(1,614)
U.S. Dollar	110,000	Turkish Lira	427,718	Goldman Sachs	4/26/18	(1,101)
						(246,769)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
Colombian Peso	2,073,048,223	U.S. Dollar	681,924	UBS Warburg	2/27/18	48,129
Brazilian Real	96,660	U.S. Dollar	30,000	Bank of America	3/2/18	257
Chilean Peso	259,236,177	U.S. Dollar	394,906	JP Morgan Chase	4/12/18	35,117
Hungarian Forint	98,535,625	U.S. Dollar	370,000	Barclays Bank PLC	2/5/18	24,515
Hungarian Forint	40,457,840	U.S. Dollar	152,000	Credit Suisse	2/5/18	9,984
Hungarian Forint	105,069,728	U.S. Dollar	421,845	Goldman Sachs	2/5/18	(1,168)
Hungarian Forint	21,251,368	U.S. Dollar	80,000	Morgan Stanley	2/5/18	5,086
Hungarian Forint	39,379,100	U.S. Dollar	148,000	UBS Warburg	2/5/18	9,665
Indonesian Rupiah	2,225,600,000	U.S. Dollar	160,000	Barclays Bank PLC	4/17/18	5,369
Indonesian Rupiah	10,510,966,430	U.S. Dollar	770,336	JP Morgan Chase	4/17/18	10,660
Korean Won	107,115,000	U.S. Dollar	100,000	Barclays Bank PLC	3/9/18	464
Korean Won	306,802,468	U.S. Dollar	280,000	UBS Warburg	3/9/18	7,753
Malaysian Ringgit	292,643	U.S. Dollar	69,166	UBS Warburg	3/27/18	5,789
Mexican Peso	12,210,000	U.S. Dollar	634,207	Barclays Bank PLC	3/21/18	16,855
Mexican Peso	4,865,000	U.S. Dollar	254,315	Goldman Sachs	3/21/18	5,097
Mexican Peso	17,358,271	U.S. Dollar	888,000	JP Morgan Chase	3/21/18	37,578
Mexican Peso	2,528,064	U.S. Dollar	126,000	UBS Warburg	3/21/18	8,802
Polish Zloty	820,743	U.S. Dollar	237,000	Bank of America	2/5/18	8,433
Polish Zloty	536,868	U.S. Dollar	150,000	Morgan Stanley	2/5/18	10,544
Polish Zloty	632,425	U.S. Dollar	183,000	UBS Warburg	2/5/18	6,119
Turkish Lira	100,000	U.S. Dollar	26,081	Bank of America	4/26/18	(106)
Turkish Lira	610,000	U.S. Dollar	157,334	Goldman Sachs	4/26/18	1,115
Turkish Lira	1,502,864	U.S. Dollar	387,406	JP Morgan Chase	4/26/18	2,966
Turkish Lira	773,000	U.S. Dollar	199,255	Standard Charter Bank	4/26/18	1,533
						260,556

Total unrealized appreciation	$270,819
Total unrealized depreciation	(257,032)
Total net unrealized appreciation/(depreciation)	$13,787

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks — 93.7%
China — 14.5%
Aluminum Corp. of China, Ltd.(a)	182,000	123,313
China Modern Dairy Holdings, Ltd.(a)	758,000	145,352
China Molybdenum Co., Ltd.	174,000	133,907
China New Higher Education Group, Ltd.	227,000	162,798
China Resources Cement Holdings, Ltd.	176,000	132,522
China Shineway Pharmaceutical
Group, Ltd.	33,000	40,668
China Singyes Solar Technologies
Holdings, Ltd.	160,000	65,453
China State Construction International
Holdings, Ltd.	171,000	247,458
China Yongda Automobiles Services
Holdings, Ltd.	185,000	225,858
Daphne International Holdings, Ltd.(a)	676,000	44,938
Flat Glass Group Co., Ltd., Class H	351,000	112,627
Lonking Holdings, Ltd.	245,000	109,621
Precision Tsugami China Corp., Ltd.(a)	85,000	142,130
Sinopec Engineering Group Co., Ltd.,
Class H	149,500	160,539
Ten Pao Group Holdings, Ltd.	484,000	86,623
Times Property Holdings, Ltd.	237,964	295,386
Xingda International Holdings, Ltd.	562,000	224,156
		2,453,349
Hong Kong — 26.4%
ASM Pacific Technology, Ltd.	5,800	79,188
China Overseas Grand Oceans Group, Ltd.	345,500	216,423
China Overseas Property Holdings, Ltd.	115,000	44,251
Crystal International Group, Ltd.(a)	157,500	165,707
Dream International, Ltd.(b)	706,000	330,328
Emperor Watch & Jewellery, Ltd.	3,640,000	183,805
EVA Precision Industrial Holdings, Ltd.	570,000	85,984
Far East Consortium International, Ltd.	428,000	247,858
Haitong International Securities Group, Ltd.	185,000	131,258
Hutchison Telecommunications Hong
Kong, Ltd.	350,000	142,284
Johnson Electric Holdings, Ltd.	39,000	159,293
K Wah International Holdings, Ltd.	137,000	98,603
Kingboard Chemical Holdings, Ltd.	28,000	154,096
Kingboard Laminates Holdings, Ltd.	74,500	131,240
Kingmaker Footwear Holdings, Ltd.	892,000	242,888
Kwg Property Holding, Ltd.	113,000	190,972
Lee & Man Chemical Co., Ltd.	216,000	172,857
Lifestyle China Group, Ltd.(a)	523,500	156,600
Lifestyle International Holdings, Ltd.	47,500	71,653
MGM China Holdings, Ltd.	61,200	188,550
Pou Sheng International Holdings, Ltd.	385,000	96,467
Regina Miracle International Holdings, Ltd.	175,000	157,496
Singamas Container Holdings, Ltd.	344,000	69,043
Television Broadcasts, Ltd.	41,900	149,444
Texhong Textile Group, Ltd.	168,000	236,245
Tsui Wah Holdings, Ltd.	648,000	96,922
Valuetronics Holdings, Ltd.	357,720	259,118
Vinda International Holdings, Ltd.	7,000	13,137
Xinyi Glass Holdings, Ltd.	128,000	194,723
		4,466,433
India — 11.9%
Ahluwalia Contracts India, Ltd.(a)	22,704	125,126
Allcargo Logistics, Ltd.	27,902	84,674
Cesc, Ltd.	8,346	138,417
Escorts, Ltd.	4,478	57,157
Finolex Industries, Ltd.	1,642	16,694
Glenmark Pharmaceuticals, Ltd.	6,816	64,969
Gujarat Alkalies & Chemicals, Ltd.	9,896	117,045
Himadri Speciality Chemical, Ltd.	27,849	77,245
Indian Bank	12,033	68,606
Jk Tyre & Industries, Ltd.	18,083	49,801
JM Financial, Ltd.	39,720	101,896
Khadim India, Ltd.(a)	8,625	93,984
Magma Fincorp, Ltd.	33,310	83,016
Navin Fluorine International, Ltd.	9,629	120,344
NIIT, Ltd.(a)	79,862	128,525
Power Mech Projects Ltd.	3,282	42,214
PTC India, Ltd.	73,040	120,992
Repco Home Finance, Ltd.	12,987	127,465
Sintex Plastics Technology, Ltd.(a)	56,165	64,336
Sobha, Ltd.	8,802	78,903
Steel Authority of India, Ltd.(a)	77,549	108,402
Suzlon Energy, Ltd.(a)	437,190	100,365
Tata Sponge Iron, Ltd.	3,276	55,468
		2,025,644
Indonesia — 3.6%
PT ACE Hardware Indonesia Tbk	81,700	8,239
PT Adhi Karya Persero Tbk	796,200	132,632
PT Aneka Gas Industri Tbk(a)	1,337,300	76,919
PT Bank Tabungan Negara Tbk	359,600	98,314
PT Bumi Serpong Damai	798,000	108,490
PT Matahari Department Store Tbk	119,600	99,391
PT Tunas Baru Lampung Tbk	950,900	87,724
		611,709
Korea, Republic Of — 12.4%
BNK Financial Group, Inc.	16,376	162,594
CJ CheilJedang Corp.	294	98,725
Dentium Co., Ltd.	1,769	114,332
Doosan Bobcat, Inc.	4,301	149,060
Hankook Tire Co., Ltd.	2,680	134,301
Hanwha Chemical Corp.	4,649	153,284
Hugel, Inc.(a)	398	210,669
Hyundai Mipo Dockyard Co.(a)	1,184	123,657
KIWOOM Securities Co., Ltd.	1,785	178,901
Kolon Industries, Inc.	802	61,149
Kyung Dong Navien Co., Ltd.(a)	649	41,338
Mando Corp.	231	60,044
Orion Corp.(a)	331	36,275
PS Tec Co., Ltd.	11,871	67,828
SK Materials Co., Ltd.	764	121,656
TES Co., Ltd.	5,580	183,195
Vieworks Co., Ltd.	2,890	119,108
Yuhan Corp.(a)	403	87,953
		2,104,069
Malaysia — 1.7%
Kerjaya Prospek Group Berhad	151,600	158,370
Scientex Berhad	55,600	124,872
		283,242
Philippines — 0.8%
Melco Resorts and Entertainment
Philippines Corp.(a)	854,800	141,661

Singapore — 5.2%
AEM Holdings, Ltd.	66,500	252,005
APAC Realty, Ltd.(a)	265,700	218,801
Ezion Holdings, Ltd.(a)(b)(c)	720,200	53,541
HRnetGroup, Ltd.(a)	227,600	147,510

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Singapore, continued
Wing Tai Holdings, Ltd.	113,300	209,063
		880,920
Taiwan, Province Of China — 16.1%
Accton Technology Corp.	28,000	112,415
Airtac International Group	5,446	86,525
China Airlines, Ltd.(a)	348,000	144,492
China General Plastics Corp.	110,410	127,489
Cleanaway Co., Ltd.	31,000	182,434
Compeq Manufacturing Co., Ltd.	58,000	72,047
Elite Material Co., Ltd.	16,000	56,276
Epistar Corp.(a)	21,000	37,183
Gourmet Master Co., Ltd.	4,300	62,341
King Yuan Electronics Co., Ltd.	144,000	148,981
Macronix International Co., Ltd.(a)	114,830	180,075
Mega Financial Holdings Co., Ltd.	174,000	151,060
MiTac Holdings Corp.	113,463	132,182
Nien Made Enterprise Co., Ltd.	10,000	102,944
PharmaEngine, Inc.	31,196	157,361
Primax Electronics, Ltd.	37,000	104,873
Sinbon Electronics Co., Ltd.	56,989	160,356
Sunonwealth Electric Machine Industry
Co., Ltd.	68,000	138,837
Topco Scientific Co., Ltd.	65,153	198,979
WT Microelectronics Co., Ltd.	120,729	194,712
Yageo Corp.	12,469	165,586
		2,717,148
Thailand — 1.1%
Malee Group PCL	47,500	54,236
TPI Polene Power PCL	535,000	137,552
		191,788
TOTAL COMMON STOCKS
(COST $13,054,532)		15,875,963

Exchange-Traded Fund — 1.3%
iShares MSCI India Small-Cap ETF	4,309	224,197
TOTAL EXCHANGE-TRADED FUND
(COST $134,813)		224,197

Investment Companies — 4.1%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.09%(d)	701,407	701,407

TOTAL INVESTMENT COMPANIES
(COST $701,407)		701,407

TOTAL INVESTMENTS IN SECURITIES
(COST $13,890,752) — 99.1%		16,801,567
Other Assets (Liabilities) - 0.9%		157,104
NET ASSETS - 100%		$16,958,671
____________________
(a)	Represents non-income producing security.
(b)	Illiquid security, representing 2.3% of net assets of the fund.
(c)	Security was valued using significant unobservable inputs as of January 31, 2018.
(d)	The rate represents the annualized one day yield that was in effect on January 31, 2018.
ETF	Exchange-Traded Fund

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Real Estate Management & Development	10.2
Chemicals	7.3
Electronic Equipment, Instruments &
Components	7.0
Semiconductors & Semiconductor
Equipment	7.0
Machinery	5.7
Construction & Engineering	5.5
Textiles, Apparel & Luxury Goods	5.0
Investment Companies	4.1
Auto Components	3.9
Specialty Retail	3.6
Hotels, Restaurants & Leisure	2.9
Banks	2.8
Food Products	2.5
Metals & Mining	2.5
Electrical Equipment	2.4
Capital Markets	2.4
Biotechnology	2.2
Multiline Retail	1.9
Leisure Products	1.9
Independent Power & Renewable
Electricity Producers	1.5
Health Care Equipment & Supplies	1.4
Technology Hardware, Storage &
Peripherals	1.4
Exchange-Traded Fund	1.3
Consumer Finance	1.2
Pharmaceuticals	1.1
Commercial Services & Supplies	1.1
Diversified Consumer Services	1.0
Professional Services	0.9
Airlines	0.9
Media	0.9
Construction Materials	0.8
Electric Utilities	0.8
IT Services	0.8
Diversified Telecommunication Services	0.8
Communications Equipment	0.7
Household Durables	0.6
Air Freight & Logistics	0.5
Energy Equipment & Services	0.3
Building Products	0.2
Household Products	0.1
Total	99.1

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount †		Value ($)
Foreign Bonds — 14.7%
Denmark — 0.7%
DONG Energy A/S, 6.25% (EUSA5 +
475 bps), 6/26/3013, Callable
6/26/23 @ 100 (a)(b)	EUR	50,000	76,399
TDC A/S, 3.50% (EUSA5 + 311 bps),
2/26/3015, Callable 2/26/21 @
100 (a)(b)	EUR	100,000	130,111
			206,510
France — 5.1%
Accor SA, 4.13% (EUSA5 + 365 bps),
Callable 6/30/20 @ 100 (a)(b),(c)		100,000	133,015
Arkema SA, 4.75% (EUSA5 + 435
bps), Callable 10/29/20 @ 100
(a)(b),(c)		100,000	136,505
AXA SA, Series E, 3.94% (EUSA10 +
390 bps), Callable 11/7/24 @ 100
(a)(b),(c)		100,000	140,354
Credit Agricole SA, 6.50% (EUSA5 +
512 bps), Callable 6/23/21 @ 100
(a)(b),(c)		100,000	142,319
Credit Agricole SA, 7.87% (EUR003M
+ 642 bps), Callable 10/26/19 @
100 (a)(b),(c)		100,000	140,475
Crown European Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (a)		100,000	136,399
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b),(c)		100,000	140,629
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 102.88 (a)		100,000	129,416
GDF SUEZ, 4.75% (EUSA8 + 342
bps), Callable 7/10/21 @ 100
(a)(b),(c)		100,000	140,077
Orange SA, 4.25% (EUSA5 + 308
bps), Callable 2/7/20 @ 100
(a)(b),(c)		100,000	133,370
Orange SA, 5.00% (EUSA5 + 399
bps), Callable 10/1/26 @ 100
(a)(b),(c)		100,000	146,951
			1,519,510
Germany — 3.4%
Allianz SE, 4.75% (EUR003M + 360
bps), Callable 10/24/23 @ 100
(a)(b),(c)		100,000	145,703
Commerzbank AG, Series E, 7.75%,
3/16/21		100,000	151,307
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		25,000	32,295
HeidelbergCement Finance
Luxembourg SA, 7.50%, 4/3/20		25,000	36,025
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/22/18 @ 103.88 (a)		100,000	128,881
Talanx AG, Series E, 8.37%
(EUR003M + 706 bps), 6/15/42,
Callable 6/15/22 @ 100 (a)(b)		100,000	162,631
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (a)		125,000	174,278
Volkswagen AG, 5.13% (EUSA10 +
335 bps), Callable 9/4/23 @ 100
(a)(b),(c)		50,000	71,911
Vonovia Finance BV, 4.62% (EUSA5 +
370 bps), 4/8/74, Callable 4/8/19
@ 100 (a)(b)		100,000	129,922
			1,032,953
Ireland — 0.4%
Ardagh Packaging Holdings, Ltd.,
4.13%, 5/15/23, Callable 5/15/19
@ 102.06 (a)(d)		100,000	131,255

Italy — 0.4%
Wind Tre SpA, 3.13%, 1/20/25,
Callable 11/3/20 @ 101.56 (a)(d)		100,000	114,367

Luxembourg — 0.8%
Ineos Group Holdings SA, Registered,
5.38%, 8/1/24, Callable 8/1/19 @
102.69 (a)		100,000	131,588
Kleopatra Holdings 1 SCA, 8.50%,
6/30/23, Callable 7/15/19 @ 102
(a)(d)		100,000	119,063
			250,651
Netherlands — 1.3%
Koninklijke KPN NV, 6.12% (EUSA5 +
520 bps), Callable 9/14/18 @ 100
(a)(b),(c)		100,000	128,484
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 5/15/19 @
103.56 (a)		100,000	136,102
NN Group NV, 4.62% (EUR003M +
395 bps), 4/8/44, Callable 4/8/24
@ 100 (a)(b)		100,000	144,154
			408,740
Spain — 0.9%
Gas Natural Fenosa Finance BV,
4.13% (EUSA8 + 335 bps),
Callable 11/18/22 @ 100
(a)(b),(c)		100,000	135,251
Telefonica SA, 7.62% (EUSA8 + 559
bps), Callable 9/18/21 @ 100
(a)(b),(c)		100,000	150,059
			285,310
Sweden — 0.4%
Volvo Treasury AB, 4.20% (EUSA5 +
380 bps), 6/10/75, Callable
6/10/20 @ 100 (a)(b)	EUR	100,000	133,710

United Kingdom — 1.3%
Aviva PLC, Series E, 3.38%
(EUR003M + 355 bps), 12/4/45,
Callable 12/4/25 @ 100 (a)(b)	EUR	100,000	135,943
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18		100,000	124,884
Virgin Media Finance PLC, Registered,
4.50%, 1/15/25, Callable 1/15/20
@ 102.25 (a)	EUR	100,000	130,136
			390,963
TOTAL FOREIGN BONDS
(COST $3,799,069)			4,473,969

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 23.4%
Argentina — 1.1%
IRSA Propiedades Comerciales SA,
Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (a)	23,000	25,656
Petrobras Argentina SA, Registered,
7.38%, 7/21/23, Callable 7/21/20
@ 103.69 (a)	28,000	30,281
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)	52,000	53,560
Republic of Argentina, 5.63%, 1/26/22	60,000	61,529
Republic of Argentina, 4.63%, 1/11/23	20,000	19,540
Republic of Argentina, 6.88%, 1/26/27	53,000	55,863
Republic of Argentina, 7.13%, 6/28/17 (d)	14,000	13,692
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	77,000	85,254
		345,375
Bahamas — 0.5%
Commonwealth of Bahamas, 6.95%,
11/20/29	3,000	3,293
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44
(a)(d)	140,000	150,920
		154,213
Bermuda — 0.5%
Viking Cruises, Ltd., 6.25%, 5/15/25,
Callable 5/15/20 @ 103.13 (a)(d)	11,000	11,385
Viking Cruises, Ltd., 5.88%, 9/15/27,
Callable 9/15/22 @ 102.94 (a)(d)	138,000	138,690
VOC Escrow, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	11,000	10,973
		161,048
Brazil — 3.5%
Banco Do Brasil (Cayman),
Registered, 6.00%, 1/22/20	100,000	104,871
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	104,500
Federal Republic of Brazil, 8.88%,
4/15/24	24,000	30,363
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	100,000	104,500
Petrobras Brasileiro SA, 5.75%,
1/20/20	110,000	114,763
Petrobras Global Finance BV, 8.38%,
5/23/21	20,000	22,793
Petrobras Global Finance BV, 6.13%,
1/17/22	80,000	85,280
Petrobras Global Finance BV, 4.38%,
5/20/23	25,000	24,863
Petrobras Global Finance BV, 6.25%,
3/17/24	62,000	66,185
Petrobras Global Finance BV, 8.75%,
5/23/26	37,000	44,511
Petrobras Global Finance BV, 7.38%,
1/17/27	100,000	110,915
Petrobras Global Finance BV, 6.75%,
1/27/41	20,000	20,300
Petrobras International Finance Co.,
5.38%, 1/27/21	133,000	138,452
Vale SA, 4.38%, 1/11/22	40,000	41,500
Vale SA, 5.63%, 9/11/42	24,000	27,030
		1,040,826
Canada — 2.9%
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (a)(d)	2,000	2,135
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (a)(d)	184,000	202,399
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	158,000	164,715
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (a)(d)	64,000	67,680
Mattamy Group Corp., 6.50%, 10/1/25,
Callable 10/1/20 @ 104.88 (a)(d)	50,000	52,688
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable
12/15/19 @ 104 (a)(d)	110,000	109,450
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	61,000	62,830
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 8/1/18 @ 102.63 (a)(d)	40,000	41,116
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	100,000	100,624
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	34,000	34,340
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	13,000	12,968
Valeant Pharmaceuticals International,
Inc., 5.50%, 11/1/25, Callable
11/1/20 @ 102.75 (a)(d)	6,000	6,063
		857,008
Chile — 0.0%
Codelco, Inc., 5.63%, 9/21/35 (d)	7,000	8,286

Colombia — 0.3%
Bancolombia SA, 5.13%, 9/11/22	35,000	36,663
Republic of Colombia, 8.13%, 5/21/24	40,000	50,400
		87,063
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	38,388

France — 1.0%
Electricite de France SA, Registered,
5.25% (USSW10 + 371 bps),
Callable 1/29/23 @ 100 (a)(b),(c)	100,000	102,750
Numericable-SFR SA, 7.38%, 5/1/26,
Callable 5/1/21 @ 103.69 (a)(d)	200,000	197,125
		299,875
Germany — 1.4%
IHO Verwaltungs (Schaeffler) GmbH,
4.50%, 9/15/23, Callable 9/15/19
@ 102.25 (a)(d)	200,000	203,500
Unitymedia Kabelbw GmbH, 6.13%,
1/15/25, Callable 1/15/20 @
103.06 (a)(d)	200,000	210,500
		414,000
Guatemala — 0.0%
Central American Bottling Corp.,
5.75%, 1/31/27, Callable 1/31/22
@ 102.88 (a)(d)	10,000	10,485

Indonesia — 0.7%
Majapahit Holding BV, Registered,
7.75%, 1/20/20	200,000	217,520

Ireland — 0.7%
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	93,000	91,721

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Ireland, continued
Park Aerospace Holdings, 5.50%,
2/15/24 (d)	110,000	108,832
		200,553
Israel — 0.2%
Teva Pharmaceuticals NE, 2.20%,
7/21/21	76,000	70,811

Italy — 0.8%
Enel SpA, 8.75% (USSW5 + 588 bps),
9/24/73, Callable 9/24/23 @ 100
(a)(b)(d)	200,000	247,500

Lebanon — 0.1%
Lebanon Government International
Bond, Series G, 7.05%, 11/2/35	18,000	17,218

Luxembourg — 1.9%
Altice Luxembourg SA, 7.75%,
5/15/22, Callable 3/15/18 @
105.81 (a)(d)	200,000	192,000
Camelot Finance SA, 7.88%, 10/15/24,
Callable 10/15/19 @ 103.94
(a)(d)	80,000	85,200
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20
@ 104.31 (a)(d)	31,000	32,550
Dana Financing Luxembourg Sarl,
6.50%, 6/1/26, Callable 6/1/21 @
103.25 (a)(d)	33,000	35,681
Telenet Finance Luxembourg Notes
Sarl, 5.50%, 3/1/28, Callable
12/1/22 @ 102.75 (a)(d)	200,000	198,999
Trinseo Materials Operating
SCA/Trinseo Materials Finance,
Inc., 5.38%, 9/1/25, Callable
9/1/20 @ 102.69 (a)(d)	46,000	47,136
		591,566
Mexico — 0.1%
Petroleos Mexicanos, 6.38%, 2/4/21	10,000	10,855
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	10,000	10,925
Petroleos Mexicanos, Registered,
6.50%, 3/13/27	16,000	17,480
		39,260
Nigeria — 0.2%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	46,688

Peru — 0.3%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	40,000	42,521
BBVA Banco Continental, Registered,
5.00%, 8/26/22	14,000	14,980
Southern Copper Corp., 6.75%,
4/16/40	27,000	35,623
Southern Copper Corp., 5.88%,
4/23/45	5,000	6,123
		99,247
Russian Federation — 1.4%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	208,200
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	111,700
VTB Bank OJSC Via VTB Capital SA,
6.55%, 10/13/20	100,000	107,280
		427,180
South Africa — 0.3%
Republic of South Africa, 5.50%,
3/9/20	100,000	104,688

Spain — 0.7%
Banco BIL Vizcaya Arg, 6.12%
(USSW5 + 387 bps), Callable
11/16/27 @ 100 (a)(b),(c)	200,000	208,100

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	105,033

Switzerland — 1.2%
UBS Group AG, 7.00% (USSW5 + 487
bps), Callable 2/19/25 @ 100
(a)(b),(c)	200,000	226,000
Weatherford International, Ltd., 9.88%,
2/15/24, Callable 11/15/23 @ 100 (a)	117,000	127,530
		353,530
Turkey — 1.5%
Republic of Turkey, 7.00%, 3/11/19	200,000	208,107
Republic of Turkey, 7.00%, 6/5/20	133,000	142,634
Republic of Turkey, 7.38%, 2/5/25	62,000	71,006
Republic of Turkey, 6.88%, 3/17/36	32,000	35,203
		456,950
United Arab Emirates — 0.2%
Shelf Drilling Holdings, Ltd., 8.25%,
2/15/25, Callable 2/15/21 @
106.19 (a)(d)	50,000	50,000

United Kingdom — 0.9%
Noble Holding International, Ltd.,
7.75%, 1/15/24, Callable
10/15/23 @ 100 (a)	67,000	62,143
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 10/15/19 @
103 (a)(d)	200,000	204,500
		266,643
Venezuela — 0.1%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	4,000	1,080
Petroleos de Venezuela SA, 9.00%,
11/17/21 (e)	35,000	9,188
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22	9,000	2,115
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24 (e)	70,000	16,450
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	63,000	14,427
		43,260
Zambia — 0.5%
First Quantum Minerals, Ltd., 7.00%,
2/15/21, Callable 3/15/18 @
103.5 (a)(d)	150,000	155,250

TOTAL YANKEE DOLLARS
(COST $6,969,982)		7,117,564

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds — 53.0%
United States — 53.0%
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 3/1/19 @ 104.88(a)	150,000	156,749
Ally Financial, Inc., 4.13%, 3/30/20	135,000	136,553
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/25 @ 100.00(a)	134,000	143,379
Ally Financial, Inc., 7.50%, 9/15/20	87,000	95,700
Ally Financial, Inc., 8.00%, 3/15/20	87,000	94,874
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/20 @ 102.88(a)	130,000	126,750
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25, Callable 4/1/20 @
104.69(a)(d)	93,000	97,185
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27, Callable 4/1/22 @
103.25(a)(d)	51,000	53,423
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b),(c)	65,000	66,544
American Woodmark Corp., 4.88%,
3/15/26, Callable 3/15/21 @
102.44(a)(d)	23,000	23,000
Andeavor Logistics, LP, 6.87%
(US0003M + 465 bps), Callable
2/15/23 @ 100.00(a)(b),(c)	29,000	29,984
Ashton Woods USA LLC/Ashton
Woods Finance Co., 6.75%, 8/1/25,
Callable 8/1/20 @ 105.06(a)(d)	49,000	49,123
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b),(c)	75,000	83,906
Bank of America Corp., 8.12%
(US0003M + 364 bps), Callable
5/15/18 @ 100.00(a)(b),(c)	43,000	43,860
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)	88,000	103,840
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)	28,000	33,530
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 3/15/18 @
104.59(a)(d)	213,000	220,987
Blueline Rental Finance Corp/Blueline
Rental LLC, 9.25%, 3/15/24, Callable
3/15/20 @ 104.63(a)(d)	175,000	190,312
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/19 @ 104.22(a)(d)	45,000	47,025
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 5/15/18 @ 105.16(a)	115,000	121,613
Buckeye Partners LP, 6.38%
(US0003M + 402 bps), 1/22/78,
Callable 1/22/23 @ 100.00(a)(b)	105,000	107,240
Cablevision Systems Corp., 5.88%,
9/15/22	174,000	175,740
Calpine Corp., 5.38%, 1/15/23,
Callable 10/15/18 @ 102.69(a)	26,000	25,675
Calpine Corp., 5.75%, 1/15/25,
Callable 10/15/19 @ 102.88(a)	154,000	145,915
Calpine Corp., 6.00%, 1/15/22,
Callable 3/15/18 @ 103.00(a)(d)	75,000	77,370
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b),(c)	120,000	123,900
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 6/15/18 @
104.50(a)(d)	110,000	115,500
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 3/15/18 @ 101.88(a)	60,000	61,200
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	134,000	129,645
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 5/1/18 @ 103.84(a)(d)	164,000	167,178
CCO Holdings LLC, 5.75%, 1/15/24,
Callable 7/15/18 @ 102.88(a)	100,000	103,000
Cemex Finance LLC, Registered,
6.00%, 4/1/24, Callable 4/1/19 @
103.00(a)	200,000	210,100
Centene Corp., 4.75%, 1/15/25,
Callable 1/15/20 @ 103.56(a)	26,000	26,455
Centene Corp., 4.75%, 5/15/22,
Callable 5/15/19 @ 102.38(a)	14,000	14,560
Centene Corp., 5.63%, 2/15/21,
Callable 3/15/18 @ 102.81(a)	27,000	27,760
Centene Corp., 6.13%, 2/15/24,
Callable 2/15/19 @ 104.59(a)	73,000	77,563
CenturyLink, Inc., 5.63%, 4/1/25,
Callable 1/1/25 @ 100.00(a)	95,000	87,756
CenturyLink, Inc., 6.75%, 12/1/23	46,000	44,749
Change Healthcare Holdings
LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25, Callable 3/1/20 @
102.88(a)(d)	23,000	23,403
Cheniere Energy Partners, 5.25%,
10/1/25, Callable 10/1/20 @
102.63(a)(d)	125,000	127,344
Citigroup, Inc., 5.80% (US0003M +
409 bps), Callable 11/15/19 @
100.00(a)(b),(c)	85,000	88,081
Citigroup, Inc., 5.87% (US0003M +
406 bps), Callable 3/27/20 @
100.00(a)(b),(c)	70,000	72,450
Clearwater Paper Corp., 5.38%,
2/1/25(d)	202,000	203,768
Cliffs Natural Resources, Inc., 5.75%,
3/1/25, Callable 3/1/20 @ 104.31(a)(d)	149,000	145,833
CSC Holdings LLC, 5.25%, 6/1/24	200,000	194,999
DCP Midstream LLC, 8.13%, 8/16/30	77,000	92,785
DCP Midstream Partners, 7.38%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b),(c)	134,000	137,685
Dell, Inc., 7.10%, 4/15/28	109,000	123,879
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 6/15/18 @
102.94(a)(d)	19,000	19,677
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/26 @
100.00(a)(d)	50,000	54,735
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19 @
105.34(a)(d)	25,000	27,313
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03(a)	39,000	40,511
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @
104.03(a)(d)	43,000	44,666
DISH DBS Corp., 5.88%, 7/15/22	195,000	194,024
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 5/15/18 @
102.00(a)(d)	182,000	185,413

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
Eldorado Resorts, Inc., 6.00%, 4/1/25,
Callable 4/1/20 @ 104.50(a)		76,000	79,325
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 8/1/18 @ 105.25(a)		135,000	143,944
Energy Transfer Equity LP, 7.50%,
10/15/20		100,000	109,907
Energy Transfer Partners, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b),(c)		83,000	83,156
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b),(c)		137,000	135,630
EP Energy LLC/Everest Acquisition
Finance, Inc., 9.38%, 5/1/24, Callable
5/1/20 @ 107.03(a)(d)		55,000	46,613
Exela Intermediate LLC Exela
Finance, Inc., 10.00%, 7/15/23,
Callable 7/15/20 @ 105.00(a)(d)		141,000	139,238
First Data Corp., 7.00%, 12/1/23,
Callable 12/1/18 @ 103.50(a)(d)		200,000	210,626
Five Point Op Co., LP/Five, 7.88%,
11/15/25, Callable 11/15/20 @
105.81(a)(d)		87,000	88,740
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @
100.00(a)		44,000	43,725
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44(a)		18,000	19,755
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81(a)		40,000	39,100
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38(a)		76,000	78,850
Golden Nugget, Inc., 6.75%, 10/15/24,
Callable 10/15/19 @ 103.38(a)(d)		99,000	102,341
Golden Nugget, Inc., 8.75%, 10/1/25,
Callable 10/1/20 @ 104.38(a)(d)		256,000	273,279
Goldman Sachs Group, Inc., 5.00%
(US0003M + 287 bps), Callable
11/10/22 @ 100.00(a)(b),(c)		85,000	83,407
Goldman Sachs Group, Inc., 5.38%
(US0003M + 392 bps), Callable
5/10/20 @ 100.00(a)(b),(c)		120,000	123,900
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)		77,000	77,674
Gulfport Enregy Corp., 6.00%,
10/15/24, Callable 10/15/19 @
104.50 (a)		196,000	197,469
Halcon Resources Corp., 6.75%,
2/15/25, Callable 2/15/20 @
105.06(a)(d)		92,000	96,830
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)		200,000	209,249
HCA Holdings, Inc., 6.50%, 2/15/20		70,000	74,638
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)		69,000	74,089
Infor, Inc., 5.75%, 8/15/20, Callable
2/28/18 @ 102.88(a)(d)		5,000	5,132
Infor, Inc., 6.50%, 5/15/22, Callable
5/15/18 @ 103.25(a)		125,000	128,907
Inventiv Group Holdings, Inc., 7.50%,
10/1/24, Callable 10/1/19 @
103.75(a)(d)		79,000	85,715
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20 @ 105.91(a)(d)		138,000	150,420
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 8/1/18 @ 104.78(a)(d)		69,000	71,415
JPMorgan Chase & Co., 5.30%
(US0003M + 380 bps), Callable 5/1/20
@ 100.00(a)(b),(c)		60,000	61,815
JPMorgan Chase & Co., 6.00%
(US0003M + 330 bps), Callable 8/1/23
@ 100.00(a)(b),(c)		85,000	90,313
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/19 @ 104.41(a)		7,000	7,473
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 3/15/18 @ 104.78(a)		184,000	186,529
Kindred Healthcare, Inc., 8.75%,
1/15/23, Callable 3/15/18 @ 106.56(a)		24,000	25,500
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/18 @ 102.56(a)		90,000	90,225
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69(a)		39,000	39,077
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/19 @ 102.69(a)		24,000	23,880
M/I Homes, Inc., 5.63%, 8/1/25,
Callable 8/1/20 @ 104.22(a)		34,000	34,595
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/19 @ 104.78(a)		91,000	98,394
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)		38,000	40,470
MGM Resorts International, 4.63%,
9/1/26, Callable 6/1/26 @ 100.00(a)		90,000	90,900
MGM Resorts International, 7.75%,
3/15/22		40,000	45,550
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/22 @
100.00(a)		60,000	62,818
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 6/1/19 @ 105.34(a)(d)		66,000	70,868
MPT Operating Partnership LP,
5.00%, 10/15/27, Callable 10/15/22 @
102.50(a)		115,000	113,873
MPT Operating Partnership LP,
5.25%, 8/1/26, Callable 8/1/21 @
102.63(a)		20,000	20,600
Nabors Industries, Inc., 5.75%, 2/1/25,
Callable 11/1/24 @ 100.00(a)(d)		34,000	33,472
Navient Corp., 7.25%, 1/25/22, MTN		50,000	54,140
Navistar International Corp., 6.63%,
11/1/25, Callable 11/1/20 @
103.31(a)(d)		105,000	109,757
Newell Brands, Inc., 3.75%, 10/1/21	EUR	100,000	134,679
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 3/15/18 @ 102.63(a)		130,000	132,574
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/18 @
105.25(a)		133,000	139,650
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)		90,000	94,802
PBF Logistics LP, 6.88%, 5/15/23,
Callable 5/15/18 @ 105.16(a)		130,000	135,200
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)		11,000	11,110
Pilgrim's Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)		96,000	96,240
Pinnacle Entertainment, Inc., 5.63%,
5/1/24, Callable 5/1/19 @ 104.22(a)		119,000	127,330
Plains All American Pipeline LP,
6.13% (US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b),(c)		160,000	161,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)		127,000	131,763
Platform Specialty Prod, 5.88%,
12/1/25, Callable 12/1/20 @
102.94(a)(d)		165,000	167,682
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 6/1/19 @
104.00(a)(d)		118,000	122,868
Rayonier Am Prod, Inc., 5.50%,
6/1/24, Callable 6/1/19 @ 102.75(a)(d)		107,000	107,401
Rite AID Corp., 6.75%, 6/15/21,
Callable 3/15/18 @ 103.38(a)		45,000	45,956
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @
102.81(a)		161,000	158,786
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/18 @
104.88(a)(d)		176,000	184,359
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 7/15/18 @ 103.06(a)		411,000	359,624
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100.00(a)	EUR	100,000	141,279
Select Medical Holdings Corp., 6.38%, 6/1/21, Callable 3/15/18 @ 103.19(a)		134,000	137,015
Semgroup Corp., 6.38%, 3/15/25,
Callable 3/15/20 @ 103.19(a)(d)		139,000	139,348
Semgroup Corp., 7.25%, 3/15/26,
Callable 3/15/21 @ 103.63(a)(d)		28,000	28,980
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21, Callable 3/15/18
@ 102.94(a)(d)		125,000	126,875
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)		75,000	78,375
Sprint Capital Corp., 6.88%, 11/15/28		77,000	79,599
Sprint Communications, Inc., 6.00%,
11/15/22		125,000	124,688
Sprint Corp., 7.88%, 9/15/23		380,000	401,374
Surgery Center Holdings, Inc., 8.88%,
4/15/21, Callable 4/15/18 @
106.66(a)(d)		95,000	99,156
Targa Resources Partners LP, 5.00%,
1/15/28, Callable 1/15/23 @
102.50(a)(d)		64,000	63,360
Targa Resources Partners LP, 5.13%,
2/1/25, Callable 2/1/20 @ 103.84(a)		188,000	189,409
Targa Resources Partners LP, 6.75%,
3/15/24, Callable 9/15/19 @ 103.38(a)		31,000	33,093
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(a)(d)		110,000	117,425
Tempo Acquisition Ll/Fi, 6.75%,
6/1/25, Callable 6/1/20 @ 103.38(a)(d)		167,000	170,340
Tenet Healthcare Corp., 5.13%,
5/1/25, Callable 5/1/20 @ 102.56(a)(d)		16,000	15,780
Tenet Healthcare Corp., 6.00%,
10/1/20		100,000	104,813
Tenet Healthcare Corp., 8.13%, 4/1/22		245,000	252,810
Tennessee Merger Sub, Inc., 6.38%,
2/1/25, Callable 2/1/20 @ 103.19(a)(d)		106,000	98,845
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		95,000	98,325
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97(a)		75,000	78,930
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 4/15/19 @ 104.50(a)		5,000	5,306
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25(a)		150,000	159,382
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94(a)		110,000	113,163
Tronox, Ltd., 7.50%, 3/15/22, Callable
3/15/18 @ 103.75(a)(d)		120,000	124,500
TTM Technologies, Inc., 5.63%,
10/1/25, Callable 10/1/20 @
102.81(a)(d)		90,000	92,475
United Rentals North America, Inc.,
5.50%, 5/15/27, Callable 5/15/22 @
102.75(a)		54,000	56,700
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)		104,000	109,460
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)		113,000	114,978
WellCare Health Plans, Inc., 5.25%,
4/1/25, Callable 4/1/20 @ 103.94(a)		98,000	102,332
West Corp., 8.50%, 10/15/25, Callable
10/15/20 @ 104.25(a)(d)		61,000	60,085
West Street Merger Sub, Inc., 6.38%, 9/1/25, Callable 9/1/20 @ 103.19(a)(d)		188,000	190,350
Western Digital Corp., 10.50%, 4/1/24		110,000	128,617
WPX Energy, Inc., 6.00%, 1/15/22,
Callable 10/15/21 @ 100.00(a)		43,000	45,137
WPX Energy, Inc., 7.50%, 8/1/20,
Callable 7/1/20 @ 100.00(a)		100,000	108,000
Zayo Group LLC/Zayo Capital LLC,
5.75%, 1/15/27, Callable 1/15/22 @
102.88(a)(d)		23,000	23,375
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 4/1/18 @
104.50(a)		125,000	130,781
			16,145,016
TOTAL CORPORATE BONDS
(COST $15,796,159)			16,145,016

	Shares
Exchange Traded Fund — 2.6%
iShares JPMorgan USD Emerging
Markets Bond ETF		6,950	801,752
TOTAL EXCHANGE TRADED FUND
(COST $797,885)			801,752

Investment Companies — 4.9%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.09%(f)		1,346,274	1,346,274
Northern Institutional U.S. Government
Select Portfolio, Institutional
Shares, 1.13%(f)		151,505	151,505

TOTAL INVESTMENT COMPANIES
(COST $1,497,779)			1,497,779

TOTAL INVESTMENTS IN SECURITIES
(COST $28,860,874) — 98.6%			30,036,080
Other Assets (Liabilities) - 1.4%			429,608
NET ASSETS - 100%			$30,465,688
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)

Floating or variable rate security. The rate presented represents the rate in effect on January 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on January 31, 2018.
bps	Basis Points
ETF	Exchange-Traded Fund
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA5	Euro 5 Year Swap Rate
EUSA8	Euro 8 Year Swap Rate
EUSA10	Euro 10 Year Swap Rate
EUSA12	Euro 12 Year Swap Rate
LLC	Limited Liability Company
MTN	Medium Term Note
ULC	Unlimited Liability Co.
US0003M	3 Month US Dollar LIBOR
USSW5	USD 5 Year Swap Rate
USSW10	USD 10 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Oil, Gas & Consumable Fuels	14.9
Media	8.0
Health Care Providers & Services	6.2
Diversified Telecommunication Services	5.8
Hotels, Restaurants & Leisure	5.7
Investment Companies	4.9
Banks	4.9
Chemicals	3.9
Metals & Mining	3.7
Sovereign Bonds	3.5
Electric Utilities	3.0
Exchange Traded Fund	2.6
Wireless Telecommunication Services	2.6
Insurance	2.4
Consumer Finance	2.3
Household Durables	2.1
Containers & Packaging	2.1
Trading Companies & Distributors	1.7
Capital Markets	1.5
Auto Components	1.4
Technology Hardware, Storage & Peripherals	1.2
Machinery	1.2
Life Sciences Tools & Services	1.1
Independent Power & Renewable Electricity Producers	0.9
Energy Equipment & Services	0.9
Paper & Forest Products	0.9
Diversified Financial Services	0.9
Real Estate Management & Development	0.8
Construction Materials	0.8
Pharmaceuticals	0.7
IT Services	0.7
Professional Services	0.6
Commercial Services & Supplies	0.6
Automobiles	0.6
Multi-Utilities	0.5
Equity Real Estate Investment Trusts	0.5
Road & Rail	0.4
Gas Utilities	0.4
Software	0.4
Food Products	0.3
Internet Software & Services	0.3
Electronic Equipment, Instruments & Components	0.3
Food & Staples Retailing	0.2
Building Products	0.1
Health Care Technology	0.1
Beverages	0.0
Total	98.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Description	Contracts	Date	Amount	Value	(Depreciation)
10-Year US Treasury Note Futures	1	3/20/18	$124,404	$121,578	$2,826
			$124,404	$121,578	$2,826

	Total unrealized appreciation				$2,826
	Total unrealized depreciation				$–
	Total net unrealized appreciation/(depreciation)				$2,826

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2018, the Fund's open credit default swap agreements were as follows:

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.70	Bank of America	6/20/21	316,350**	3,078	(22,247)	25,325
							3,078	(22,247)	25,325

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2018, the Fund's open centrally cleared credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at		Notional		Paid/	Appreciation/
	Pay Fixed	Payment	January 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2018 (%)(b)	Date	($)(c)	Value ($)	($)	($)
CDX N.A. High Yield Index, Series 29	5.00	Daily	3.00	12/20/22	200,000	(16,660)	(18,221)	1,561
						(16,660)	(18,221)	1,561

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2018, the Fund's open centrally cleared credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
	Receive		Spread at		Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Date	($)(c)	Value ($)	($)	($)
CDX N.A. High Yield Index, Series 25*	5.00	Daily	2.52	12/20/20	776,239**	50,973	(9,315)	60,288
CDX N.A. High Yield Index, Series 29	5.00	Daily	3.00	12/20/22	200,000	16,660	15,222	1,438
						67,633	5,907	61,726

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*

As of January 31, 2018, the CDX N.A. High Yield Index, Series 25 and the CDX Emerging Markets Index, Series 25 included securities which had defaulted and represented 3% and 5%, respectively, of the Index.

**	Reflects the notional amount after the default of securities.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

At January 31, 2018, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts

						Net Unrealized Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	5,520,390	European Euro	4,626,560	UBS AG	2/2/18	(223,037)
U.S. Dollar	4,688,324	European Euro	3,754,270	Morgan Stanley	3/2/18	19,647
U.S. Dollar	124,795	European Euro	100,000	UBS AG	3/2/18	438
						(202,952)

Long Contracts

						Net Unrealized Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
European Euro	772,290	U.S. Dollar	921,422	UBS AG	2/2/18	37,302
						37,302

			Total unrealized appreciation			$57,387
			Total unrealized depreciation			(223,037)
			Total net unrealized appreciation/(depreciation)			$(165,650)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 22.6%
Belgium — 0.5%
AG Insurance SA-NV, 3.50%, 6/30/47, Callable 6/30/27 @ 100 (a)		100,000	136,554

France — 6.7%
AXA SA, Series E, 3.94% (EUSA10 + 390 bps), Callable 11/7/24 @ 100 (a),(b)(c)		100,000	140,354
Banque Federative du Credit Mutuel SA, Series E, 3.00%, 5/21/24		100,000	136,509
BNP Paribas, Series E, 2.87% (EUSA5 + 165 bps), 3/20/26, Callable 3/20/21 @ 100 (a)(c)		150,000	199,035
BPCE SA, 2.75% (EUSA5 + 183 bps), 7/8/26, Callable 7/8/21 @ 100 (a)(c)		200,000	264,758
Credit Agricole SA, 6.50% (EUSA5 + 512 bps), Callable 6/23/21 @ 100 (a),(b)(c)		150,000	213,477
Crown European Holdings, Registered, 4.00%, 7/15/22, Callable 4/15/22 @ 100 (a)		100,000	136,399
Electricite de France SA, Series E, 5.38% (EUSA12 + 379 bps), Callable 1/29/25 @ 100 (a),(b)(c)		100,000	140,629
GDF SUEZ, Series N10, 3.88% (EUSA10 + 290 bps), Callable 6/2/24 @ 100 (a),(b)(c)		100,000	138,758
GDF SUEZ, 4.75% (EUSA8 + 342 bps), Callable 7/10/21 @ 100 (a),(b)(c)		100,000	140,077
Novalis SAS, Registered, 3.00%, 4/30/22, Callable 4/30/18 @ 101.5 (a)		100,000	126,313
Orange SA, 4.25% (EUSA5 + 308 bps), Callable 2/7/20 @ 100 (a),(b)(c)		100,000	133,370
Societe Generale, 2.50% (EUSA5 + 183 bps), 9/16/26, Callable 9/16/21 @ 100 (a)(c)		100,000	131,336
			1,901,015
Germany — 6.3%
Bayer AG, Series E, 3.00% (EUSA5 + 218 bps), 7/1/75, Callable 7/1/20 @ 100 (a)(c)		150,000	195,596
Bertelsmann SE & Co. KGaA, 3.00% (EUSA5 + 264 bps), 4/23/75, Callable 4/23/23 @ 100 (a)(c)		100,000	131,744
BMW Finance NV, Series E, 1.00%, 2/15/22		150,000	191,182
Commerzbank AG, Series E, 7.75%, 3/16/21		100,000	151,307
HeidelbergCement AG, 8.50%, 10/31/19		150,000	213,881
Talanx AG, Series E, 8.37% (EUR003M + 706 bps), 6/15/42, Callable 6/15/22 @ 100 (a)(c)		200,000	325,263
Unitymedia GmbH, Registered, 6.25%, 1/15/29, Callable 1/15/21 @ 103.13 (a)		150,000	209,133
Volkswagen AG, 5.13% (EUSA10 + 335 bps), Callable 9/4/23 @ 100 (a),(b)(c)		175,000	251,690
ZF North America Capital, Inc., 2.25%, 4/26/19	EUR	100,000	127,334
			1,797,130
Hong Kong — 0.7%
CK Hutchison Holdings, 3.75% (EUSA5 + 294 bps), Callable 5/10/18 @ 100 (a),(b)(c)	EUR	150,000	187,833

Ireland — 0.5%
Bank of Ireland, Series E, 4.25% (EUSA5 + 355 bps), 6/11/24, Callable 6/11/19 @ 100 (a)(c)		100,000	130,589

Italy — 3.7%
Enel SpA, 5.00% (EUSA5 + 365 bps), 1/15/75, Callable 1/15/20 @ 100 (a)(c)		100,000	134,419
Eni SpA, Series E, 0.75%, 5/17/22		150,000	188,987
EXOR SpA, 2.50%, 10/8/24		100,000	134,638
Intesa Sanpaolo SPA, Series E, 6.63%, 9/13/23		150,000	234,532
Snam SpA, 1.25%, 1/25/25		200,000	250,346
Wind Tre SpA, 3.13%, 1/20/25, Callable 11/3/20 @ 101.56 (a)(d)		100,000	114,367
			1,057,289
Netherlands — 2.2%
Aegon NV, Series E, 4.00% (EUR003M + 335 bps), 4/25/44, Callable 4/25/24 @ 100 (a)(c)		100,000	139,164
Alliander NV, 3.25% (EUSA5 + 230 bps), Callable 11/27/18 @ 100 (a),(b)(c)		100,000	127,511
Fresenius SE & Co. KGaA, Registered, 3.00%, 2/1/21		100,000	134,007
Rabobank Nederland, Registered, 6.88%, 3/19/20		50,000	70,856
Wolters Kluwer NV, 2.50%, 5/13/24, Callable 2/13/24 @ 100 (a)		100,000	135,655
			607,193
Spain — 1.0%
Santander Issuances, Series E, 2.50%, 3/18/25		100,000	130,915
Telefonica SA, 7.62% (EUSA8 + 559 bps), Callable 9/18/21 @ 100 (a),(b)(c)		100,000	150,060
			280,975
Switzerland — 0.5%
Credit Suisse Group Funding, Ltd., Series E, 1.25%, 4/14/22		100,000	127,486

United Kingdom — 0.5%
FCE Bank PLC, Series E, 1.11%, 5/13/20	EUR	100,000	127,001

TOTAL FOREIGN BONDS (COST $5,392,683)			6,353,065

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 34.9%
Argentina — 2.1%
Provincia de Buenos Aires, 6.50%, 2/15/23 (d)	34,000	35,020
Provincia de Buenos Aires, Registered, 6.50%, 2/15/23	34,000	35,020
Republic of Argentina, 5.63%, 1/26/22	250,000	256,375
Republic of Argentina, 4.63%, 1/11/23	70,000	68,390
Republic of Argentina, 5.88%, 1/11/28	90,000	87,570
Republic of Argentina, 6.88%, 1/11/48	41,000	39,709
Republic of Argentina, 7.13%, 6/28/17 (d)	24,000	23,472
YPF Sociedad Anonima, 7.00%, 12/15/47, Callable 6/15/47 @ 100 (a)(d)	30,000	28,512
YPF Sociedad Anonima, Registered, 8.50%, 3/23/21	22,000	24,358
		598,426
Australia — 0.3%
Macquarie Bank, Ltd., 2.90% (US0003M + 118 bps), 1/15/19 (c)(d)	60,000	60,546
Westpac Banking Corp., 5.00% (USISDA05 + 289 bps), Callable 9/21/27 @ 100 (a),(b)(c)	35,000	34,641
		95,187
Bahamas — 0.2%
Commonwealth of Bahamas, 6.95%, 11/20/29	7,000	7,684
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/1/20 @ 105.44 (a)(d)	38,000	40,964
		48,648
Bermuda — 0.4%
Aircastle Ltd., 5.50%, 2/15/22	100,000	106,166
VOC Escrow, Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (a)(d)	3,000	2,993
		109,159
Brazil — 2.3%
Banco Do Brasil (Cayman), Registered, 6.00%, 1/22/20	100,000	104,871
Centrais Eletricas Brasileiras SA, Registered, 6.88%, 7/30/19	100,000	104,500
Federal Republic of Brazil, 5.63%, 1/7/41	100,000	100,650
Petrobras Brasileiro SA, 5.75%, 1/20/20	175,000	182,579
Petrobras Global Finance BV, 6.13%, 1/17/22	53,000	56,498
Petrobras Global Finance BV, 6.75%, 1/27/41	28,000	28,420
Vale Overseas, Ltd., 6.88%, 11/21/36	52,000	65,390
		642,908
Canada — 1.9%
Bank of Montreal, 3.80% (USSW5 + 143 bps), 12/15/32, Callable 12/15/27 @ 100 (a)(c)	25,000	24,387
Bank of Nova Scotia, 4.65% (US0003M + 265 bps), Callable 10/12/22 @ 100 (a),(b)(c)	20,000	19,675
Cascades, Inc., 5.50%, 7/15/22, Callable 3/15/18 @ 104.13 (a)(d)	4,000	4,080
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)(d)	30,000	28,154
Enbridge, Inc., 5.50% (US0003M + 342 bps), 7/15/77, Callable 7/15/27 @ 100 (a)(c)	55,000	55,004
Hudbay Minerals, Inc., 7.25%, 1/15/23, Callable 7/15/19 @ 103.63 (a)(d)	1,000	1,068
Hudbay Minerals, Inc., 7.63%, 1/15/25, Callable 1/15/20 @ 105.72 (a)(d)	53,000	58,299
Iamgold Corp., 7.00%, 4/15/25, Callable 4/15/20 @ 105.25 (a)(d)	43,000	44,828
Kinross Gold Corp., 4.50%, 7/15/27, Callable 4/15/27 @ 100 (a)(d)	40,000	40,400
Mattamy Group Corp., 6.88%, 12/15/23, Callable 12/15/19 @ 103.44 (a)(d)	18,000	19,035
Mattamy Group Corp., 6.50%, 10/1/25, Callable 10/1/20 @ 104.88 (a)(d)	6,000	6,323
Mountain Province Diamonds, Inc., 8.00%, 12/15/22, Callable 12/15/19 @ 104 (a)(d)	28,000	27,860
Northwest Acquisitions ULC, 7.13%, 11/1/22, Callable 11/1/19 @ 103.56 (a)(d)	42,000	43,260
Nova Chemicals Corp., 5.25%, 8/1/23, Callable 8/1/18 @ 102.63 (a)(d)	22,000	22,614
Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100 (a)(d)	10,000	10,063
Nova Chemicals Corp., 5.00%, 5/1/25, Callable 1/31/25 @ 100 (a)(d)	17,000	17,170
Nova Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100 (a)(d)	65,000	64,837
Transcanada Trust, 5.30% (US0003M + 321 bps), 3/15/77, Callable 3/15/27 @ 100 (a)(c)	15,000	15,506
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75 (a)(d)	2,000	2,021
Yamana Gold, Inc., 4.63%, 12/15/27, Callable 9/15/27 @ 100 (a)(d)	20,000	19,976
		524,560
Chile — 0.1%
Codelco, Inc., 5.63%, 9/21/35 (d)	35,000	41,428

China — 2.9%
China Overseas Finance KY II, 5.50%, 11/10/20	200,000	211,872
CNOOC Finance (2013), Ltd., 3.00%, 5/9/23	200,000	195,324
ICBCIL Finance Co., Ltd., 2.60%, 11/13/18 (d)	200,000	199,602
Sinopec Group Overseas Development (2012) Ltd., Registered, 3.90%, 5/17/22	200,000	204,611
		811,409
Colombia — 1.5%
Bancolombia SA, 5.13%, 9/11/22	20,000	20,950
Republic of Colombia, 4.38%, 7/12/21	200,000	210,000
Republic of Colombia, 8.13%, 5/21/24	155,000	195,300
		426,250
Costa Rica — 0.7%
Costa Rica Government, Registered, 4.25%, 1/26/23	200,000	194,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Cote D'Ivoire — 0.3%
Ivory Coast Government Bond, Registered, 5.75%, 12/31/32, Callable 6/30/18 @ 100 (a)(e)	94,500	93,716

Croatia — 0.4%
Republic of Croatia, Registered, 6.75%, 11/5/19	100,000	106,458

Dominican Republic — 0.8%
Dominican Republic, Registered, 7.50%, 5/6/21	200,000	217,100

El Salvador — 0.0%
Republic of El Salvador, Registered, 7.65%, 6/15/35	10,000	10,975

Germany — 0.5%
Deutsche Bank AG/New York NY, 2.70%, 7/13/20	55,000	54,612
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	100,000	98,913
		153,525
Guatemala — 0.1%
Central American Bottling Corp., 5.75%, 1/31/27, Callable 1/31/22 @ 102.88 (a)(d)	19,000	19,922

Hong Kong — 0.7%
CK Hutchison Capital Securities 17, Ltd., 4.00% (H15T5Y + 207 bps), Callable 5/12/22 @ 100 (a),(b)(c)(d)	200,000	200,008

Hungary — 0.5%
Republic of Hungary, 6.25%, 1/29/20	20,000	21,340
Republic of Hungary, 6.38%, 3/29/21	100,000	110,100
		131,440
India — 1.4%
Export-Import BK India, Series E, 2.75%, 8/12/20	200,000	198,774
State Bank India, Registered, 3.62%, 4/17/19	200,000	201,643
		400,417
Indonesia — 1.6%
Republic of Indonesia, 5.88%, 3/13/20	100,000	106,358
Republic of Indonesia, Registered, 3.38%, 4/15/23	200,000	200,458
Republic of Indonesia, Registered, 7.75%, 1/17/38	100,000	140,313
		447,129
Ireland — 0.1%
Park Aerospace Holdings, 5.25%, 8/15/22 (d)	4,000	3,945
Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100 (a)(d)	11,000	10,505
		14,450
Israel — 0.3%
Teva Pharmaceuticals NE, 2.20%, 7/21/21	40,000	37,268
Teva Pharmaceuticals NE, 2.80%, 7/21/23	10,000	8,860
Teva Pharmaceuticals NE, 3.15%, 10/1/26	34,000	28,344
		74,472
Kazakstan — 0.4%
Kazmunaygas National Co., 7.00%, 5/5/20	100,000	107,421

Lebanon — 0.1%
Lebanon Government International Bond, Series G, 7.05%, 11/2/35	33,000	31,566

Luxembourg — 0.2%
Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100 (a)	34,000	35,885
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31 (a)(d)	8,000	8,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25, Callable 9/1/20 @ 102.69 (a)(d)	12,000	12,296
		56,581
Malaysia — 0.4%
Petronas Capital, Ltd., Registered, 7.88%, 5/22/22	100,000	119,002

Mexico — 2.9%
BBVA Bancomer SA Institucion de Banca, Registered, 6.50%, 3/10/21	150,000	161,625
Cemex SAB de CV, 6.13%, 5/5/25, Callable 5/5/20 @ 103.06 (a)	200,000	213,250
Petroleos Mexicanos, 6.38%, 2/4/21	30,000	32,565
Petroleos Mexicanos, 4.88%, 1/24/22	150,000	156,037
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	10,000	10,925
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	17,000	18,573
Petroleos Mexicanos, 6.75%, 9/21/47 (d)	10,000	10,475
United Mexican States, 4.00%, 10/2/23	166,000	171,478
United Mexican States, Series M, 4.75%, 3/8/44, MTN	30,000	29,970
		804,898
Netherlands — 1.7%
AerCap Ireland Capital Ltd., 3.95%, 2/1/22, Callable 1/1/22 @ 100 (a)	150,000	153,082
Aercap Ireland Capital Ltd, 3.50%, 1/15/25, Callable 11/15/24 @ 100 (a)	150,000	146,274
LyondellBasell Industries NV, 4.63%, 2/26/55, Callable 8/26/54 @ 100 (a)	100,000	103,874
Mylan NV, 3.00%, 12/15/18	35,000	35,159
Sensata Technologies BV, 5.63%, 11/1/24 (d)	25,000	27,219
		465,608
Nigeria — 0.1%
Nigeria Government International Bond, 5.63%, 6/27/22	35,000	36,313

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Panama — 0.1%
Republic of Panama, 6.70%, 1/26/36	30,000	39,480

Peru — 0.8%
Republic of Peru, 7.35%, 7/21/25	100,000	127,700
Southern Copper Corp., 6.75%, 4/16/40	80,000	105,549
		233,249
Philippines — 0.1%
Republic of Philippines, 9.50%, 2/2/30	22,000	34,179

Qatar — 0.1%
Qatar Government Bond, Registered,
9.75%, 6/15/30	25,000	38,127

Republic of Serbia — 0.1%
Republic of Serbia, 6.75%, 11/1/24,
Callable 5/1/18 @ 100 (a)	15,896	16,055

Romania — 0.3%
Romania Government Bond,
Registered, 6.75%, 2/7/22	40,000	45,360
Romania Government Bond,
Registered, 6.13%, 1/22/44	30,000	38,025
		83,385
Russian Federation — 0.8%
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	125,513
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	111,700
		237,213
Saudi Arabia — 0.7%
Saudi International Bond, 2.38%,
10/26/21 (d)	200,000	193,984

South Africa — 0.4%
Republic of South Africa, 4.67%,
1/17/24	100,000	102,408

Spain — 0.7%
Banco Santander SA, 3.80%, 2/23/28	200,000	198,718

Sri Lanka — 0.4%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	105,033

Switzerland — 0.4%
Glencore Finance Canada, Ltd., 6.00%,
11/15/41 (d)	100,000	116,620

Turkey — 1.4%
Republic of Turkey, 7.00%, 3/11/19	100,000	104,054
Republic of Turkey, 6.88%, 3/17/36	263,000	289,323
		393,377
Ukraine — 0.4%
Ukraine Government, 7.75%, 9/1/26	100,000	106,874

United Arab Emirates — 0.4%
Abu Dhabi National Energy Co. PJSC,
6.50%, 10/27/36	100,000	126,646

United Kingdom — 2.5%
Barclays, 4.38%, 1/12/26	200,000	205,096
Cnh Industrial NV, 3.85%, 11/15/27,
MTN, Callable 8/15/27 @ 100 (a)	30,000	29,774
IHS Markit, Ltd., 5.00%, 11/1/22,
Callable 8/1/22 @ 100 (a)(d)	35,000	37,013
IHS Markit, Ltd., 4.00%, 3/1/26, Callable
12/1/25 @ 100 (a)(d)	12,000	11,655
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	207,688
Santander UK Group Holdings PLC,
4.75%, 9/15/25 (d)	200,000	206,899
		698,125
Uruguay — 0.1%
Republica Orient Uruguay, 4.38%,
10/27/27	36,000	38,250

Venezuela — 0.2%
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26	182,000	41,678
Republic of Venezuela, 7.75%, 10/13/19 (f)	25,000	6,500
Republic of Venezuela, 11.95%, 8/5/31	30,000	8,325
		56,503
Zambia — 0.1%
First Quantum Minerals, Ltd., 7.00%,
2/15/21, Callable 3/15/18 @ 103.5
(a)(d)	25,000	25,875

TOTAL YANKEE DOLLARS
(COST $9,650,205)		9,827,077

Corporate Bonds — 35.3%
United States — 35.3%
AbbVie, Inc., 4.45%, 5/14/46, Callable
11/14/45 @ 100.00(a)	30,000	31,914
AbbVie, Inc., 4.70%, 5/14/45, Callable
11/14/44 @ 100.00(a)	25,000	27,380
Alcoa, Inc., 5.90%, 2/1/27	20,000	22,370
Alexandria Real Estate Equities, Inc.,
3.45%, 4/30/25, Callable 2/28/25 @
100.00(a)	25,000	24,522
Ally Financial, Inc., 3.25%, 11/5/18	85,000	85,213
Ally Financial, Inc., 4.13%, 3/30/20	175,000	177,012
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/25 @ 100.00(a)	13,000	13,910
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/20 @ 102.88(a)	25,000	24,375
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25, Callable 4/1/20 @
104.69(a)(d)	14,000	14,630
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27, Callable 4/1/22 @
103.25(a)(d)	14,000	14,665
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a),(b)(c)	48,000	49,140
American Tower Corp., 4.40%, 2/15/26,
Callable 11/15/25 @ 100.00(a)	35,000	36,330
American Woodmark Corp., 4.88%,
3/15/26, Callable 3/15/21 @
102.44(a)(d)	6,000	6,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Amgen, Inc., 1.73% (US0003M + 32
bps), 5/10/19(c)	25,000	25,071
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/44 @ 100.00(a)	100,000	105,258
AMN Helthcare, Inc., 5.13%, 10/1/24,
Callable 10/1/19 @ 103.84(a)(d)	40,000	40,812
Andeavor, 4.75%, 12/15/23, Callable
10/15/23 @ 100.00(a)	40,000	42,671
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 4.25%, 12/1/27, Callable
9/1/27 @ 100.00(a)	10,000	10,063
Anheuser-Busch InBev Finance, 4.70%,
2/1/36, Callable 8/1/35 @ 100.00(a)	35,000	38,641
Antero Resources Corp., 5.00%, 3/1/25,
Callable 3/1/20 @ 103.75(a)	65,000	66,300
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00(a)	25,000	24,549
AT&T, Inc., 4.90%, 8/14/37, Callable
2/14/37 @ 100.00(a)	30,000	30,403
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00(a)	105,000	111,104
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00(a)	75,000	82,634
Bank of America Corp., 2.34%
(US0003M + 65 bps), 10/1/21, Callable
10/1/20 @ 100.00(a)(c)	65,000	65,514
Bank of America Corp., 2.82%
(US0003M + 93 bps), 7/21/23, Callable
7/21/22 @ 100.00(a)(c)	90,000	88,851
Bank of America Corp., 3.82%
(US0003M + 158 bps), 1/20/28, MTN,
Callable 1/20/27 @ 100.00(a)(c)	75,000	76,444
Bank of America Corp., 4.18%,
11/25/27, Callable 11/25/26 @
100.00(a)	35,000	35,905
Bank of America Corp., 4.24%
(US0003M + 181 bps), 4/24/38, Callable
4/24/37 @ 100.00(a)(c)	30,000	31,854
Bank of America Corp., 4.45%, 3/3/26	40,000	41,958
Bank of America Corp., 8.12%
(US0003M + 364 bps), Callable 5/15/18
@ 100.00(a),(b)(c)	75,000	76,500
Berry Global, Inc., 4.50%, 2/15/26,
Callable 2/15/21 @ 102.25(a)(d)	80,000	79,776
Biogen, Inc., 5.20%, 9/15/45, Callable
3/15/45 @ 100.00(a)	40,000	46,604
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)	12,000	14,160
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)	25,000	29,938
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 3/15/18 @
104.59(a)(d)	14,000	14,525
BMW US Capital LLC, 2.08%
(US0003M + 38 bps), 4/6/20(c)(d)	25,000	25,139
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/19 @ 104.22(a)(d)	13,000	13,585
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27 @
100.00(a)	35,000	34,054
Buckeye Partners LP, 4.13%, 12/1/27,
Callable 9/1/27 @ 100.00(a)	15,000	14,707
Buckeye Partners LP, 6.38% (US0003M
+ 402 bps), 1/22/78, Callable 1/22/23 @
100.00(a)(c)	55,000	56,173
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @
103.00(a)(d)	45,000	47,812
Capital One Financial Corp., 2.17%
(US0003M + 76 bps), 5/12/20, Callable
4/12/20 @ 100.00(a)(c)	25,000	25,129
Capital One Financial Corp., 3.30%,
10/30/24, Callable 9/30/24 @ 100.00(a)	40,000	39,230
Capital One Financial Corp., 3.75%,
3/9/27, Callable 2/9/27 @ 100.00(a)	10,000	9,934
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26 @ 100.00(a)	65,000	63,315
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25 @ 100.00(a)	35,000	35,478
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a),(b)(c)	50,000	51,625
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26 @ 100.00(a)	45,000	44,621
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20,
Callable 3/15/18 @ 101.88(a)	14,000	14,280
CBS Corp., 2.90%, 6/1/23, Callable
5/1/23 @ 100.00(a)(d)	20,000	19,567
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	53,000	51,278
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(a)(d)	35,000	36,225
CCO Holdings LLC, 5.88%, 4/1/24,
Callable 4/1/19 @ 104.41(a)(d)	55,000	57,475
CDW LLC/CDW Finance, 5.00%,
9/1/25, Callable 3/1/20 @ 103.75(a)	12,000	12,195
Celgene Corp., 5.00%, 8/15/45, Callable
2/15/45 @ 100.00(a)	45,000	49,927
Centene Corp., 4.75%, 1/15/25, Callable
1/15/20 @ 103.56(a)	7,000	7,123
Centene Corp., 5.63%, 2/15/21, Callable
3/15/18 @ 102.81(a)	8,000	8,225
Centene Corp., 6.13%, 2/15/24, Callable
2/15/19 @ 104.59(a)	29,000	30,813
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/18 @
104.59(a)	31,000	32,744
CenturyLink, Inc., 7.50%, 4/1/24,
Callable 1/1/24 @ 100.00(a)	50,000	50,375
CF Industries, Inc., 4.50%, 12/1/26(d)	30,000	30,985
Change Healthcare Holdings
LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25, Callable 3/1/20 @
102.88(a)(d)	6,000	6,105
Cheniere Corp. Christi Holding LLC,
5.88%, 3/31/25, Callable 10/2/24 @
100.00(a)	5,000	5,388
Cheniere Energy Partners, 5.25%,
10/1/25, Callable 10/1/20 @
102.63(a)(d)	30,000	30,563
Citigroup, Inc., 2.52% (US0003M + 110
bps), 5/17/24, Callable 5/17/23 @
100.00(a)(c)	45,000	46,056
Citigroup, Inc., 2.65% (US0003M + 88
bps), 7/30/18(c)	100,000	100,342
Citigroup, Inc., 3.52% (US0003M + 115
bps), 10/27/28, Callable 10/27/27 @
100.00(a)(c)	110,000	108,524

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Citigroup, Inc., 3.67% (US0003M + 139
bps), 7/24/28, Callable 7/24/27 @
100.00(a)(c)	50,000	50,090
Citigroup, Inc., 3.88% (US0003M + 117
bps), 1/24/39, Callable 1/24/38 @
100.00(a)(c)	25,000	25,201
Citigroup, Inc., 4.13%, 7/25/28	70,000	71,107
Citigroup, Inc., 4.60%, 3/9/26	40,000	42,160
Citigroup, Inc., 5.80% (US0003M + 409
bps), Callable 11/15/19 @
100.00(a),(b)(c)	50,000	51,813
Clearwater Paper Corp., 5.38%,
2/1/25(d)	59,000	59,516
Cliffs Natural Resources, Inc., 5.75%,
3/1/25, Callable 3/1/20 @ 104.31(a)(d)	40,000	39,150
Concho Resources, Inc., 4.88%,
10/1/47, Callable 4/1/47 @ 100.00(a)	10,000	10,934
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00(a)	100,000	99,750
Continental Resources, 5.00%, 9/15/22,
Callable 3/15/18 @ 101.67(a)	20,000	20,250
Corning, Inc., 4.38%, 11/15/57, Callable
5/15/57 @ 100.00(a)	20,000	19,915
Crown Castle International Corp.,
3.80%, 2/15/28, Callable 11/15/27 @
100.00(a)	30,000	29,386
CSC Holdings LLC, 5.25%, 6/1/24	30,000	29,250
CyrusOne LP/CyrusOne Finance Corp.,
5.00%, 3/15/24, Callable 3/15/20 @
102.50(a)	20,000	20,400
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 3/15/27, Callable 3/15/22 @
102.69(a)	20,000	20,800
DaVita Healthcare Partners, Inc.,
5.00%, 5/1/25, Callable 5/1/20 @
102.50(a)	20,000	19,925
DCP Midstream LLC, 8.13%, 8/16/30	55,000	66,275
DCP Midstream Partners, 7.38%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a),(b)(c)	40,000	41,100
Dell, Inc., 7.10%, 4/15/28	28,000	31,821
Devon Energy Corp., 5.00%, 6/15/45,
Callable 12/15/44 @ 100.00(a)	98,000	109,064
Diamond 1 Finance/Diamond 2, 5.88%,
6/15/21, Callable 6/15/18 @
102.94(a)(d)	6,000	6,214
Diamond 1 Finance/Diamond 2, 6.02%,
6/15/26, Callable 3/15/26 @
100.00(a)(d)	25,000	27,368
Diamond 1 Finance/Diamond 2, 7.13%,
6/15/24, Callable 6/15/19 @
105.34(a)(d)	8,000	8,740
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/19 @ 103.56(a)	12,000	12,165
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03(a)	27,000	28,046
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100.00(a)	100,000	100,742
Discovery Communications, 2.34%
(US0003M + 71 bps), 9/20/19(c)	20,000	20,107
Discovery Communications, Inc., 1.90%,
3/19/27, Callable 12/19/26 @ 100.00(a)	100,000	123,196
DISH DBS Corp., 5.88%, 7/15/22	75,000	74,625
Dominion Resources, Inc., 2.96%,
7/1/19(e)	30,000	30,137
Eagle Materials, Inc., 4.50%, 8/1/26,
Callable 8/1/21 @ 102.25(a)	68,000	70,627
eBay, Inc., 2.50%, 3/9/18	40,000	40,038
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100.00(a)	25,000	27,063
Energy Transfer Partners, 6.25%
(US0003M + 418 bps), Callable 2/15/23
@ 100.00(a),(b)(c)	50,000	50,094
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100.00(a)	100,000	99,518
Energy Transfer Partners LP, 5.30%,
4/15/47, Callable 10/15/46 @ 100.00(a)	25,000	25,120
EnLink Midstream Partners LP, 4.85%,
7/15/26, Callable 4/15/26 @ 100.00(a)	25,000	25,959
EnLink Midstream Partners LP, 5.45%, 6/1/47, Callable 12/1/46 @ 100.00(a)	80,000	85,685
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a),(b)(c)	51,000	50,490
Enterprise Products Operating LLC,
5.25% (US0003M + 303 bps), 8/16/77,
Callable 8/16/27 @ 100.00(a)(c)	35,000	34,913
Enterprise Products Operating LLC,
7.03% (US0003M + 268 bps), 1/15/68,
Callable 3/5/18 @ 100.00(a)(c)	100,000	100,625
EPR Properties, 4.50%, 6/1/27, Callable
3/1/27 @ 100.00(a)	35,000	34,660
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)	90,000	91,243
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100.00(a)	25,000	24,643
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94(a)	50,000	53,125
Equities Corp., 2.50%, 10/1/20, Callable
9/1/20 @ 100.00(a)	20,000	19,799
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/20 @ 102.63(a)(d)	55,000	55,412
Fifth Third Bancorp, 4.90% (US0003M +
313 bps), Callable 9/30/19 @
100.00(a),(b)(c)	50,000	50,250
First Data Corp., 5.00%, 1/15/24,
Callable 1/15/19 @ 102.50(a)(d)	17,000	17,446
First Horizon National Corp., 3.50%,
12/15/20, Callable 11/15/20 @
100.00(a)	50,000	50,618
Ford Motor Credit Co. LLC, 2.24%,
6/15/18	200,000	200,134
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @ 100.00(a)	12,000	11,925
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44(a)	5,000	5,488
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 1/31/22(d)	50,000	54,250
General Motors Financial Co., Inc.,
3.10%, 1/15/19	40,000	40,261
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38(a)	23,000	23,863
Goldman Sachs Group, Inc., 2.90%
(US0003M + 99 bps), 7/24/23, Callable
7/24/22 @ 100.00(a)(c)	25,000	24,530
Goldman Sachs Group, Inc., 3.69%
(US0003M + 151 bps), 6/5/28, Callable
6/5/27 @ 100.00(a)(c)	55,000	54,753
Goldman Sachs Group, Inc., 5.00%
(US0003M + 287 bps), Callable
11/10/22 @ 100.00(a),(b)(c)	20,000	19,625

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Goldman Sachs Group, Inc., 5.38%
(US0003M + 392 bps), Callable 5/10/20
@ 100.00(a),(b)(c)	30,000	30,975
Goodyear Tire & Rubber Co., 4.88%,
3/15/27, Callable 12/15/26 @ 100.00(a)	45,000	44,944
Goodyear Tire & Rubber Co., 5.00%, 5/31/26, Callable 5/31/21 @ 102.50(a)	30,000	30,300
Greif, Inc., 7.75%, 8/1/19	30,000	31,800
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)	36,000	36,315
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100.00(a)	35,000	39,280
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)	50,000	52,312
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)	50,000	49,813
HCA, Inc., 5.25%, 4/15/25	50,000	52,457
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)	35,000	35,722
Health Care Realty Trust, 3.63%,
1/15/28, Callable 10/15/27 @ 100.00(a)	10,000	9,734
HealthSouth Corp., 5.75%, 11/1/24,
Callable 3/15/18 @ 102.88(a)	34,000	34,680
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)	40,000	42,950
Hess Corp., 4.30%, 4/1/27, Callable
1/1/27 @ 100.00(a)	100,000	100,548
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25 @ 100.00(a)	50,000	51,425
Hyundai Capital America, 2.75%,
9/27/26(d)	28,000	25,264
Infor, Inc., 5.75%, 8/15/20, Callable
2/28/18 @ 102.88(a)(d)	2,000	2,053
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)	20,000	19,617
JPMorgan Chage & Co., 6.10%
(US0003M + 333 bps), Callable 10/1/24
@ 100.00(a),(b)(c)	40,000	42,675
JPMorgan Chase & Co., 3.54%
(US0003M + 138 bps), 5/1/28, Callable
5/1/27 @ 100.00(a)(c)	100,000	99,985
Kaiser Aluminum Corp., 5.88%, 5/15/24,
Callable 5/15/19 @ 104.41(a)	10,000	10,675
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100.00(a)	150,000	150,780
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/45 @ 100.00(a)	100,000	105,385
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 3/15/18 @ 104.78(a)	34,000	34,468
Kraft Heinz Foods Co., 1.98%
(US0003M + 57 bps), 2/10/21(c)	60,000	60,170
Kraft Heinz Foods Co., 4.38%, 6/1/46,
Callable 12/1/45 @ 100.00(a)	20,000	19,398
Lennar Corp., 4.75%, 5/30/25, Callable
2/28/25 @ 100.00(a)	45,000	46,125
Lennar Corp., 4.88%, 12/15/23, Callable
9/15/23 @ 100.00(a)	20,000	20,654
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/18 @ 102.56(a)	25,000	25,063
Level 3 Financing, Inc., 5.38%, 1/15/24,
Callable 1/15/19 @ 102.69(a)	11,000	10,945
Live Nation Entertainment, Inc., 4.88%,
11/1/24, Callable 11/1/19 @
103.66(a)(d)	30,000	30,600
Masco Corp., 3.50%, 4/1/21, Callable
3/1/21 @ 100.00(a)	40,000	40,279
Massachusetts Mutual Life Insurance
Co., 4.90%, 4/1/77(d)	35,000	38,081
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/19 @ 104.78(a)	27,000	29,194
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26 @ 100.00(a)	25,000	24,688
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)	12,000	12,780
MGM Resorts International, 4.63%,
9/1/26, Callable 6/1/26 @ 100.00(a)	25,000	25,250
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/22 @ 100.00(a)	42,000	43,973
Morgan Stanley, 2.21% (US0003M + 80
bps), 2/14/20, Callable 2/14/19 @
100.00(a)(c)	10,000	10,051
Morgan Stanley, 2.45%, 2/1/19, MTN	35,000	35,053
Morgan Stanley, 3.59% (US0003M +
134 bps), 7/22/28, Callable 7/22/27 @
100.00(a)(c)	10,000	9,898
MPLX LP, 5.20%, 3/1/47, Callable
9/1/46 @ 100.00(a)	25,000	27,549
MPT Operating Partnership LP, 5.00%,
10/15/27, Callable 10/15/22 @
102.50(a)	88,000	87,138
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/21 @ 102.63(a)	5,000	5,150
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.88(a)(d)	20,000	21,200
Nabors Industries, Inc., 5.75%, 2/1/25,
Callable 11/1/24 @ 100.00(a)(d)	9,000	8,860
National CineMedia LLC, 6.00%,
4/15/22, Callable 3/15/18 @ 103.00(a)	30,000	30,413
Navient Corp., 8.00%, 3/25/20, MTN	75,000	81,071
NextEra Energy Capital Holdings, Inc.,
4.80% (US0003M + 241 bps), 12/1/77,
Callable 12/1/27 @ 100.00(a)(c)	20,000	20,025
Nustar Logistics LP, 5.63%, 4/28/27,
Callable 1/28/27 @ 100.00(a)	15,000	15,689
Olin Corp., 5.00%, 2/1/30, Callable
2/1/24 @ 102.50(a)	12,000	12,015
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23 @
100.00(a)	25,000	25,049
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 3/15/18 @ 102.63(a)	25,000	25,495
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)	50,000	52,063
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	5,000	5,525
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(a)(d)	5,000	5,050
Parsley Energy LLC, 5.38%, 1/15/25,
Callable 1/15/20 @ 104.03(a)(d)	5,000	5,050
PBF Holding Co. LLC, 7.00%, 11/15/23,
Callable 11/15/18 @ 105.25(a)	25,000	26,250
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)	38,000	40,027
Philip Morris International, Inc., 1.86%
(US0003M + 42 bps), 2/21/20(c)	15,000	15,074
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)	3,000	3,030
Pilgrim's Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)	23,000	23,058
Plains All American Pipeline LP, 6.13%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a),(b)(c)	13,000	13,081

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)		34,000	35,275
PPL Capital Funding, Inc., 4.00%,
9/15/47, Callable 3/15/47 @ 100.00(a)		50,000	49,690
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/21 @ 100.00(a)		70,000	71,663
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)		16,000	17,180
Rayonier Am Prod, Inc., 5.50%, 6/1/24,
Callable 6/1/19 @ 102.75(a)(d)		29,000	29,109
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/15/45 @ 100.00(a)		100,000	121,806
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @ 102.81(a)		50,000	49,313
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/18 @
104.88(a)(d)		10,000	10,475
Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100.00(a)		35,000	38,261
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/18 @ 103.94(a)(d)		32,000	32,282
SBA Communications Corp., 4.88%,
9/1/24, Callable 9/1/19 @ 103.66(a)		20,000	19,900
Service Corp. International, 4.63%,
12/15/27, Callable 12/15/22 @
102.31(a)		40,000	39,650
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)		75,000	78,374
Six Flags Entertainment Corp., 4.88%,
7/31/24, Callable 7/31/19 @
103.66(a)(d)		30,000	30,413
Smithfield Foods, Inc., 2.65%, 10/3/21,
Callable 9/3/21 @ 100.00(a)(d)		25,000	24,232
Southern Co. Gas Capital Corp., 4.40%,
5/30/47, Callable 11/30/46 @ 100.00(a)		35,000	36,456
Southern Natural Gas Co. LLC, 4.80%,
3/15/47, Callable 9/15/46 @
100.00(a)(d)		25,000	26,774
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44 @ 100.00(a)		15,000	15,560
Sprint Corp., 7.88%, 9/15/23		115,000	121,468
Steel Dynamics, Inc., 5.25%, 4/15/23,
Callable 4/15/18 @ 102.63(a)		20,000	20,525
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47 @
100.00(a)		40,000	40,918
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)		30,000	29,181
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/24/25 @ 100.00(a)		100,000	103,314
Synovus Financial Corp., 3.13%,
11/1/22, Callable 10/1/22 @ 100.00(a)		20,000	19,606
Targa Resources Partners, 5.25%,
5/1/23, Callable 3/15/18 @ 102.63(a)		30,000	30,656
Targa Resources Partners LP, 5.00%,
1/15/28, Callable 1/15/23 @
102.50(a)(d)		15,000	14,850
Targa Resources Partners LP, 5.13%,
2/1/25, Callable 2/1/20 @ 103.84(a)		24,000	24,180
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(a)(d)		50,000	53,375
Tenet Healthcare Corp., 4.50%, 4/1/21		25,000	25,125
Tenet Healthcare Corp., 5.13%, 5/1/25,
Callable 5/1/20 @ 102.56(a)(d)		15,000	14,794
Tenet Healthcare Corp., 6.00%, 10/1/20		50,000	52,406
Tenneco, Inc., 5.00%, 7/15/26, Callable
7/15/21 @ 102.50(a)		3,000	3,026
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		10,000	10,350
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97(a)		25,000	26,310
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	142,329
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100.00(a)		100,000	92,072
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25(a)		74,000	78,629
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/25 @ 100.00(a)		20,000	20,825
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94(a)		50,000	51,438
TTM Technologies, Inc., 5.63%,
10/1/25, Callable 10/1/20 @
102.81(a)(d)		23,000	23,632
United Rentals North America, Inc.,
5.50%, 5/15/27, Callable 5/15/22 @
102.75(a)		14,000	14,700
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 3/15/18 @ 103.56(a)(d)		30,000	30,714
Verizon Communications, Inc., 4.27%,
1/15/36		150,000	148,921
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)		6,000	6,105
WellCare Health Plans, Inc., 5.25%,
4/1/25, Callable 4/1/20 @ 103.94(a)		26,000	27,149
Wells Fargo & Co., 7.98% (US0003M +
377 bps), Callable 3/15/18 @
100.00(a),(b)(c)		50,000	50,470
Western Digital Corp., 4.75%, 2/15/26,
Callable 11/15/25 @ 100.00(a)		20,000	20,263
Westlake Chemical Corp., 4.38%,
11/15/47, Callable 5/15/47 @ 100.00(a)		35,000	35,757
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/46 @ 100.00(a)		35,000	39,137
WPX Energy, Inc., 8.25%, 8/1/23,
Callable 6/1/23 @ 100.00(a)		50,000	57,375
Zayo Group LLC/Zayo Capital LLC,
5.75%, 1/15/27, Callable 1/15/22 @
102.88(a)(d)		52,000	52,848
			9,970,474
TOTAL CORPORATE BONDS
(COST $9,655,349)			9,970,474

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bond — 0.1%
2.75%, 8/15/47		18,000	17,305

U.S. Treasury Note — 1.7%
1.50%, 8/15/26		43,000	39,029
2.00%, 10/31/22		48,000	46,892
2.13%, 12/31/22		245,000	240,435
2.13%, 2/29/24		101,000	98,187
2.25%, 8/15/27		70,000	67,244
			491,787

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes — 0.4%
1.50% (USBMMY3M + $6 bps),
7/31/19(c)	100,000	100,133

TOTAL U.S. TREASURY OBLIGATIONS
(COST $618,922)		609,225

	Shares
Exchange Traded Fund — 0.6%
SPDR Barclays High Yield Bond ETF	4,255	156,159

TOTAL EXCHANGE TRADED FUND
(COST $162,954)		156,159

Investment Companies — 1.6%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.09%(g)	438,061	438,061
Northern Institutional U.S. Government
Select Portfolio, Institutional
Shares, 1.13%(g)	5,667	5,667

TOTAL INVESTMENT COMPANIES
(COST $443,728)		443,728
TOTAL INVESTMENTS IN SECURITIES
(COST $25,923,841) — 97.2%		27,359,728
Other Assets (Liabilities) - 2.8%		788,910
NET ASSETS - 100%		$28,148,638
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security. The rate presented represents the rate in effect on January 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2018.
(f)	Defaulted security.
(g)	The rate represents the annualized one day yield that was in effect on January 31, 2018.
bps	Basis Points
ETF	Exchange-Traded Fund
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA5	Euro 5 Year Swap Rate
EUSA8	Euro 8 Year Swap Rate
EUSA10	Euro 10 Year Swap Rate
EUSA12	Euro 12 Year Swap Rate
H15T5Y	5 Year Treasury Constant Maturity Rate
LLC	Limited Liability Company
MTN	Medium Term Note
SPA	Standby Purchase Agreement
SPDR	Standard & Poor's Depositary Receipt
ULC	Unlimited Liability Co.
USISDA05	5 Year ICE Swap Rate
USBMMY3M	3 Month Treasury Bill Rate
US0003M	3 Month US Dollar LIBOR
USSW5	USD 5 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.6
Oil, Gas & Consumable Fuels	14.2
Sovereign Bonds	13.6
Consumer Finance	4.4
Media	3.9
Diversified Telecommunication Services	3.3
Health Care Providers & Services	2.7
Insurance	2.7
Metals & Mining	2.3
Capital Markets	2.3
U.S. Treasury Obligation	2.2
Equity Real Estate Investment Trusts	2.1
Multi-Utilities	2.0
Construction Materials	1.9
Electric Utilities	1.8
Diversified Financial Services	1.7
Trading Companies & Distributors	1.7
Automobiles	1.7
Investment Companies	1.6
Chemicals	1.5
Industrial Conglomerates	1.4
Containers & Packaging	1.3
Biotechnology	1.1
Pharmaceuticals	1.1
Household Durables	1.1
Auto Components	1.0
Real Estate Management & Development	0.8
Wireless Telecommunication Services	0.7
Exchange Traded Fund	0.6
Hotels, Restaurants & Leisure	0.6
Professional Services	0.6
Food Products	0.5
Tobacco	0.5
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments &
Components	0.3
Building Products	0.3
Technology Hardware, Storage &
Peripherals	0.3
Paper & Forest Products	0.2
Internet Software & Services	0.2
IT Services	0.2
Beverages	0.2
Electrical Equipment	0.1
Machinery	0.1
Aerospace & Defense	0.1
Household Products	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.0
Software	0.0
Total	97.2

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Description	Contracts	Date	Amount	Value	(Depreciation)
30-Year US Treasury Bond Futures	1	3/20/18	$151,781	$147,813	($3,968)
10-Year US Treasury Note Futures	1	3/20/18	$124,977	121,578	(3,399)
5-Year US Treasury Note Futures	2	3/29/18	$233,143	229,422	(3,721)
			$509,901	$498,813	($11,088)

	Total unrealized appreciation				$–
	Total unrealized depreciation				$(11,088)
	Total net unrealized appreciation/(depreciation)				$(11,088)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2018, the Fund's open credit default swap agreements were as follows:

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.70	Bank of America	6/20/21	627,000**	6,102	(41,319)	47,421
							6,102	(41,319)	47,421

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of January 31, 2018, the CDX Emerging Markets Index, Series 25 included securities which had defaulted and represented 5% of the Index.
**	Reflects the notional amount after the default of securities.

At January 31, 2018, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	7,931,050	European Euro	6,646,896	UBS AG	2/2/18	(320,428)
U.S. Dollar	6,854,651	European Euro	5,489,000	Morgan Stanley	3/2/18	28,725
						(291,703)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
European Euro	95,000	U.S. Dollar	118,088	Bank of America	2/2/18	(155)
European Euro	1,063,860	U.S. Dollar	1,269,294	UBS AG	2/2/18	51,385
European Euro	240,612	U.S. Dollar	300,000	UBS AG	3/2/18	(784)
						50,446

			Total unrealized appreciation			$80,110
			Total unrealized depreciation			(321,367)
			Total net unrealized appreciation/(depreciation)			$(241,257)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 90.2%
Australia — 1.0%
BHP Billiton Ltd., 5.63% (EUSA5 + 480
bps), 10/22/79, Callable 10/22/24
@ 100 (a)(b)		200,000	306,061

Austria — 1.2%
Telekom Austria AG, 5.63% (EUSA5 +
486 bps) (b),(c)		300,000	372,458

Belgium — 3.6%
KBC Groep NV, 5.63% (EUSA5 + 476
bps), Callable 3/19/19 @ 100
(a)(b),(c)		300,000	388,249
Solvay Finance SA, 5.42% (EUSA5 +
370 bps), Callable 11/12/23 @ 100
(a)(b),(c)		300,000	441,319
Solvay Finance SA, 4.20% (EUSA5 +
300 bps), Callable 5/12/19 @ 100
(a)(b),(c)		200,000	259,354
			1,088,922
Denmark — 3.7%
Danske Bank A/S, 5.75% (EUSA6 + 464
bps), Callable 4/6/20 @ 100
(a)(b),(c)	EUR	200,000	269,385
DONG Energy A/S, 6.25% (EUSA5 +
475 bps), 12/31/99, Callable
6/26/23 @ 100 (a)(b)	EUR	300,000	458,392
DONG Energy A/S, Series E, 4.87%
(EUSA5 + 380 bps), 7/8/99,
Callable 7/8/18 @ 100 (a)(b)		200,000	253,159
TDC A/S, 3.50% (EUSA5 + 311 bps),
12/31/99, Callable 2/26/21 @ 100
(a)(b)	EUR	100,000	130,111
			1,111,047
Finland — 1.9%
Metsa Board OYJ, 2.75%, 9/29/27,
Callable 6/29/27 @ 100 (a)		100,000	129,770
Nokia OYJ, Series E, 2.00%, 3/15/24,
MTN, Callable 12/15/23 @ 100 (a)		150,000	188,585
Stora Enso OYJ, Series E, 2.13%,
6/16/23, Callable 3/16/23 @ 100
(a)		100,000	130,352
Stora Enso OYJ, Series E, 2.50%,
6/7/27, Callable 3/7/27 @ 100 (a)		100,000	127,231
			575,938
France — 27.9%
Accor SA, 4.13% (EUSA5 + 365 bps),
Callable 6/30/20 @ 100 (a)(b),(c)		300,000	399,045
Arkema SA, 4.75% (EUSA5 + 435 bps),
Callable 10/29/20 @ 100 (a)(b),(c)		300,000	409,514
AXA SA, Series E, 3.94% (EUSA10 +
390 bps), Callable 11/7/24 @ 100
(a)(b),(c)		400,000	561,415
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps), Callable
11/25/25 @ 100 (a)(b),(c)		200,000	281,435
BPCE SA, 12.50% (EUR003M + 1313
bps), Callable 9/30/19 @ 100
(a)(b),(c)		200,000	297,937
Credit Agricole Assurances SA, 4.50%
(EUSA5 + 435 bps), Callable
10/14/25 @ 100 (a)(b),(c)		300,000	427,122
Credit Agricole SA, 6.50% (EUSA5 +
512 bps), Callable 6/23/21 @ 100
(a)(b),(c)		200,000	284,636
Credit Agricole SA, 7.87% (EUR003M +
642 bps), Callable 10/26/19 @ 100
(a)(b),(c)		200,000	280,949
Crown European Holdings, Registered,
4.00%, 7/15/22, Callable 4/15/22
@ 100 (a)		300,000	409,198
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 102.88 (a)		200,000	258,833
Faurecia, 3.13%, 6/15/22, Callable
6/15/18 @ 101.56 (a)		600,000	762,309
Fnac Darty SA, 3.25%, 9/30/23, Callable
9/30/19 @ 101.63 (a)		100,000	130,094
GDF SUEZ, Series N10, 3.88%
(EUSA10 + 290 bps), Callable
6/2/24 @ 100 (a)(b),(c)		300,000	416,274
Mobilux Finance SAS Registered,
5.50%, 11/15/24, Callable 11/15/19
@ 102.75 (a)		100,000	130,995
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @ 101.5 (a)		250,000	315,782
Orange SA, 5.25% (EUSA5 + 367 bps),
Callable 2/7/24 @ 100 (a)(b),(c)		750,000	1,103,172
Rexel SA, 3.50%, 6/15/23, Callable
6/15/19 @ 101.75 (a)		250,000	325,791
Scor SE, 3.63% (EUSA10 + 390 bps),
5/27/48, Callable 5/27/28 @ 100
(a)(b)		200,000	281,823
Societe Generale, 9.37% (EUR003M +
890 bps), Callable 9/4/19 @ 100
(a)(b),(c)		100,000	141,756
Suez Environnement Co., 2.50%
(EUSA5 + 217 bps), Callable
3/30/22 @ 100 (a)(b),(c)		100,000	130,417
Total SA, Series E, 3.37% (EUSA5 +
335 bps), Callable 10/6/26 @ 100
(a)(b),(c)		100,000	135,992
Total SA, Series E, 2.62% (EUSA5 +
215 bps), Callable 2/26/25 @ 100
(a)(b),(c)		300,000	391,317
Total SA, 3.88% (EUSA5 + 378 bps),
Callable 5/18/22 @ 100 (a)(b),(c)		150,000	207,420
Veolia Environnement SA, 4.45%
(EUSA5 + 360 bps), Callable
4/16/18 @ 100 (a)(b),(c)		200,000	250,354
			8,333,580
Germany — 17.5%
Allianz SE, 4.75% (EUR003M + 360
bps), Callable 10/24/23 @ 100
(a)(b),(c)		200,000	291,406
Bayer AG, 3.75% (EUSA5 + 255 bps),
7/1/74, Callable 7/1/24 @ 100
(a)(b)		250,000	340,415
Bertelsmann SE & Co. KGaA, 3.00%
(EUSA5 + 264 bps), 4/23/75,
Callable 4/23/23 @ 100 (a)(b)		100,000	131,744
Commerzbank AG, Series E, 7.75%,
3/16/21		200,000	302,614
Commerzbank AG, Series E, 4.00%,
3/23/26		150,000	214,350

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal
	Amount †		Value ($)
Foreign Bonds, continued
Germany, continued
Deutsche Bank AG, Series E, 5.00%,
6/24/20		100,000	136,759
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		100,000	129,179
Hannover Finance SA, 5.75%
(EUR003M + 424 bps), 9/14/40,
Callable 9/14/20 @ 100 (a)(b)		100,000	141,012
Heidelbergcement AG, 2.25%, 6/3/24,
MTN, Callable 3/3/24 @ 100 (a)		100,000	132,872
HeidelbergCement Finance
Luxembourg SA, 7.50%, 4/3/20		300,000	432,299
Merck KGaA, 2.62% (EUSA5 + 218
bps), 12/12/74, Callable 6/12/21 @
100 (a)(b)		200,000	263,513
PHOENIX Pharmahandel GmbH & Co.,
3.63%, 7/30/21		200,000	271,192
Schaeffler AG, Registered, 3.50%,
5/15/22, Callable 3/14/18 @
101.75 (a)		300,000	379,266
Talanx AG, Series E, 8.37% (EUR003M
+ 706 bps), 6/15/42, Callable
6/15/22 @ 100 (a)(b)		300,000	487,895
Thyssenkrupp AG, 1.38%, 3/3/22,
Callable 12/3/21 @ 100 (a)		100,000	126,363
TUI AG, 2.13%, 10/26/21, Callable
7/26/21 @ 100 (a)		100,000	130,018
Unitymedia Hessen GmbH & Co.
Registered, 4.63%, 2/15/26,
Callable 2/15/21 @ 102.31 (a)		500,000	674,982
Volkswagen AG, 2.50% (EUSA7 + 220
bps), Callable 3/20/22 @ 100
(a)(b),(c)		300,000	384,458
Vonovia Finance BV, 4.62% (EUSA5 +
370 bps), 4/8/74, Callable 4/8/19
@ 100 (a)(b)		200,000	259,844
			5,230,181
Ireland — 0.9%
Roadster Finnance Dac, 2.38%, 12/8/27		100,000	124,477
Smurfit Kappa Funding PLC,
Registered, 3.25%, 6/1/21,
Callable 3/10/21 @ 100 (a)		100,000	133,901
			258,378
Italy — 0.4%
LKQ Italia Bondco SpA, Registered,
3.88%, 4/1/24, Callable 1/1/24 @
100 (a)		100,000	133,203

Luxembourg — 1.3%
Hanesbrands Finance Luxembourg,
Registered, 3.50%, 6/15/24,
Callable 3/15/24 @ 100 (a)		100,000	134,078
Telenet Finance VI Luxembourg SCA,
Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102.44 (a)		200,000	268,766
			402,844
Mexico — 1.5%
America Movil SAB de CV, Series B,
6.37% (EUSA5 + 455 bps), 9/6/73,
Callable 9/6/23 @ 100 (a)(b)	EUR	200,000	305,034
Cemex SAB de CV, Registered, 4.38%,
3/5/23, Callable 3/5/19 @ 102.19
(a)	EUR	100,000	130,968
			436,002
Netherlands — 10.9%
ABN AMRO Bank NV, 7.13%, 7/6/22		200,000	316,013
ABN AMRO Bank NV, 5.75% (EUSA5 +
545 bps), Callable 9/22/20 @ 100
(a)(b),(c)		200,000	273,729
Axalta Coating, Registered, 3.75%,
1/15/25, Callable 1/15/20 @
102.81 (a)		100,000	131,037
Cooperatieve Rabobank UA, 5.50%
(EUSA5 + 525 bps), Callable
6/29/20 @ 100 (a)(b),(c)		200,000	272,028
Fresenius SE & Co., Registered, 4.00%,
2/1/24		250,000	360,283
Goodyear Tire & Rubber Co.,
Registered, 3.75%, 12/15/23,
Callable 12/15/18 @ 101.88 (a)		250,000	322,765
ING Groep NV, Series E, 3.00%
(EUSA5 + 285 bps), 4/11/28,
Callable 4/11/23 @ 100 (a)(b)		100,000	135,591
InterXion Holding NV, Registered,
6.00%, 7/15/20, Callable 2/22/18
@ 103 (a)		100,000	127,721
Koninklijke KPN NV, 6.12% (EUSA5 +
520 bps), Callable 9/14/18 @ 100
(a)(b),(c)		300,000	385,454
Lincoln Finance Holdings Pte Ltd.,
Registered, 6.88%, 4/15/21,
Callable 4/15/18 @ 103.44 (a)		100,000	129,571
NN Group NV, 4.62% (EUR003M + 395
bps), 4/8/44, Callable 4/8/24 @
100 (a)(b)		200,000	288,308
OI European Group BV, 3.13%,
11/15/24, Callable 8/15/24 @ 100
(a)		200,000	259,106
Telefonica Europe BV, 3.75% (EUSA5 +
386 bps), Callable 3/15/22 @ 100
(a)(b),(c)		100,000	132,784
UPCB Finance IV, Ltd., 4.00%, 1/15/27,
Callable 1/15/21 @ 102 (a)		100,000	130,367
			3,264,757
South Africa — 0.4%
Sappi Ltd., Registered, 4.00%, 4/1/23,
Callable 4/1/19 @ 102 (a)		100,000	130,007

Spain — 4.0%
Banco Santander SA, 6.25% (EUSA5 +
541 bps), Callable 3/12/19 @ 100
(a)(b),(c)		100,000	129,292
Caixabank SA, 5.00% (EUSA5 + 395
bps), 11/14/23, Callable 11/14/18
@ 100 (a)(b)		100,000	128,696
Gas Natural Fenosa Finance BV, 4.13%
(EUSA8 + 335 bps), Callable
11/18/22 @ 100 (a)(b),(c)		200,000	270,502
Grupo Antolin Dutch BV, 5.13%,
6/30/22, Callable 6/30/18 @
102.56 (a)		100,000	129,131
Iberdrola SA, 5.75% (EUSA5 + 481
bps), Callable 2/27/18 @ 100
(a)(b),(c)		200,000	249,264
Telefonica SA, 7.62% (EUSA8 + 559
bps), Callable 9/18/21 @ 100
(a)(b),(c)		200,000	300,119
			1,207,004

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

	Principal Amount †		Value ($)
Foreign Bonds, continued
Sweden — 2.4%
Hoist Kredit AB, 3.13%, 12/9/19	EUR	100,000	130,221
Intrum Justitia AB, 2.75%, 7/15/22,
Callable 7/15/19 @ 101.38 (a)		150,000	185,564
Intrum Justitia AB, 3.13%, 7/15/24,
Callable 7/15/20 @ 101.56 (a)		100,000	122,383
Volvo Treasury AB, 4.20% (EUSA5 +
380 bps), 6/10/75, Callable 6/10/20
@ 100 (a)(b)	EUR	200,000	267,421
			705,589
Switzerland — 4.6%
Aquarius & Investment PLC, Series E,
4.25% (EUR003M + 345 bps),
10/2/43, Callable 10/2/23 @ 100
(a)(b)		100,000	144,479
Credit Suisse AG, 5.75% (EUSA5 + 400
bps), 9/18/25, Callable 9/18/20 @
100 (a)(b)		200,000	280,291
Swiss Reinsurance Co., 2.60%
(EUR006M + 305 bps), Callable
9/1/25 @ 100 (a)(b),(c)		400,000	518,381
UBS AG, 4.75% (EUSA5 + 340 bps),
2/12/26, Callable 2/12/21 @ 100
(a)(b)		100,000	137,994
UBS Group AG, 5.75% (EUSA5 + 529
bps), Callable 2/19/22 @ 100
(a)(b),(c)		200,000	283,313
			1,364,458
United Kingdom — 7.0%
Aviva PLC, Series E, 3.38% (EUR003M
+ 355 bps), 12/4/45, Callable
12/4/25 @ 100 (a)(b)	EUR	300,000	407,827
Barclays Bank PLC, 14.00% (BP0003M
+ 1340 bps), Callable 6/15/19 @
100 (a)(b),(c)		150,000	245,681
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18		67,000	83,672
Heathrow Finance PLC, 5.38%, 9/2/19		300,000	451,450
National Grid PLC, 4.25% (EUSA7 +
288 bps), 6/18/76, Callable 6/18/20
@ 100 (a)(b)	EUR	350,000	471,640
SSE PLC, 3.88% (BPSW5 + 234 bps),
Callable 9/10/20 @ 100 (a)(b),(c)		200,000	295,820
Worldpay Finance PLC, Registered,
3.75%, 11/15/22, Callable 8/15/22
@ 100 (a)	EUR	100,000	135,946
			2,092,036
TOTAL FOREIGN BONDS
(COST $21,775,697)			27,012,465

Yankee Dollar — 0.7%
Austria — 0.7%
Erste Group Bank AG, 5.50% (USSW5
+ 377 bps), 5/26/25, Callable
5/26/20 @ 100 (a)(b)		200,000	210,244

TOTAL YANKEE DOLLAR
(COST $198,636)			210,244

Corporate Bonds — 5.0%
United States — 5.0%
Ball Corp., 4.38%, 12/15/23	EUR	100,000	140,831
MPT Operating Partnership LP, 4.00%,
8/19/22, Callable 5/19/22 @ 100.00(a)	EUR	100,000	137,340
Newell Brands, Inc., 3.75%, 10/1/21	EUR	300,000	404,035
PVH Corp., 3.63%, 7/15/24, Callable
4/15/24 @ 100.00(a)	EUR	100,000	135,591
Quintiles IMS, Inc., Registered, 3.50%,
10/15/24, Callable 10/15/19 @
101.75(a)	EUR	100,000	128,252
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100.00(a)	EUR	100,000	141,279
Spectrum Brand, Inc. Registered,
4.00%, 10/1/26, Callable 10/1/21 @
102.00(a)	EUR	100,000	132,591
ZF Friedrichshafen AG, 2.75%, 4/27/23	EUR	200,000	268,516
			1,488,435

TOTAL CORPORATE BONDS
(COST $1,215,942)			1,488,435

TOTAL INVESTMENTS IN SECURITIES
(COST $23,190,275) — 95.9%			28,711,144
Other Assets (Liabilities) - 4.1%			1,228,419
NET ASSETS - 100%			$29,939,563
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Floating or variable rate security. The rate presented represents the rate in effect on January 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
bps	Basis Points
BP0003M	3 Month GPB LIBOR
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA5	Euro 5 Year Swap Rate
EUSA6	Euro 6 Year Swap Rate
EUSA7	Euro 7 Year Swap Rate
EUSA8	Euro 8 Year Swap Rate
EUSA10	Euro 10 Year Swap Rate
MTN	Medium Term Note
USSW5	USD 5 Year Swap Rate

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2018 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.4
Insurance	11.1
Diversified Telecommunication Services	8.5
Auto Components	6.3
Multi-Utilities	4.2
Electric Utilities	4.2
Chemicals	4.1
Containers & Packaging	3.6
Media	3.6
Oil, Gas & Consumable Fuels	2.9
Capital Markets	2.8
Health Care Providers & Services	2.5
Automobiles	2.2
Construction Materials	2.2
Commercial Services & Supplies	2.1
Pharmaceuticals	2.0
Hotels, Restaurants & Leisure	1.8
Paper & Forest Products	1.7
Transportation Infrastructure	1.5
Metals & Mining	1.4
Household Durables	1.3
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	1.0
Gas Utilities	0.9
Road & Rail	0.9
IT Services	0.9
Real Estate Management & Development	0.9
Textiles, Apparel & Luxury Goods	0.9
Specialty Retail	0.9
Communications Equipment	0.6
Equity Real Estate Investment Trusts	0.5
Life Sciences Tools & Services	0.4
Diversified Financial Services	0.4
Household Products	0.4
Distributors	0.4
Machinery	0.3
Total	95.9

At January 31, 2018, the Fund's open forward foreign currency exchange contracts were as follows:

Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	1,008,386	British Pound	745,000	Societe Generale	3/9/18	(50,616)
U.S. Dollar	240,365	European Euro	200,000	RBC Dominion Securities	3/9/18	(8,479)
U.S. Dollar	28,172,454	European Euro	23,520,000	Societe Generale	3/9/18	(1,091,666)
						(1,150,761)

			Total unrealized appreciation			$–
			Total unrealized depreciation			(1,150,761)
			Total net unrealized appreciation/(depreciation)			$(1,150,761)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2018

1. Organization:

The HSBC Funds (the "Trust"), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective June 24, 2016, the Funds (as defined below), which were previously series of HSBC Funds, a Massachusetts business trust, reorganized with and into corresponding series of the Trust (each, a “Reorganization”). Upon completion of each Reorganization, the respective share classes of each Fund assumed the performance, financial and other historical information of those of the corresponding predecessor series.

As of January 31, 2018, the Trust is composed of 12 separate operational funds, each a series of the HSBC Family of Funds. The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
(Collectively the "Feeder Funds")

HSBC Opportunity Portfolio	Opportunity Portfolio

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively
the "Money Markets Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC Asia ex-Japan Smaller Companies Equity	Asia ex-Japan Fund
Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
HSBC Euro High Yield Bond Fund (USD Hedged)	Euro High Yield Bond Fund
(Individually a "Global Fund", collectively the
"Global Funds")

The Feeder Funds, Money Market Funds and Global Funds are collectively referred to as the “Funds.”

Each Feeder Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as a master fund in a master-feeder arrangement, and also may receive investment from certain fund of funds. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolio. The Feeder Funds' proportionate ownership of the Portfolio as of January 31, 2018 was a follows.

Proportionate Ownership Interest
on
Feeder Fund	January 31, 2018 (%)
Opportunity Fund	7.0
Opportunity Fund (Class I)	93.0

All of the Global Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and the Portfolio in the preparation of its Schedules. The policies are in conformity with generally accepted accounting principles (“GAAP’’) in the United States of America. The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds, Global Funds and Portfolio

The Feeder Funds, Global Funds and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments to the Portfolio on a trade date basis.

B. Portfolio, Money Markets and Global Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

Restricted and Illiquid Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (the "Board"). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as a resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in SEC Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Global Funds may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on the Funds' Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Global Fund may enter into forward foreign currency exchange contracts. The Global Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Global Fund at prearranged exposure levels to cover a Global Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

As of January 31, 2018, the following Global Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Global Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Global Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Global Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Global Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

Futures Contracts:

The Global Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Global Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Global Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Global Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Global Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2018, the Emerging Markets Deb Fund, Total Return Fund, Global High Yield Fund and Global High Income Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Global Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract ("OTC swaps") or cleared through a third party, known as a clearing organization ("centrally cleared swaps"). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Global Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Global Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in "unrealized appreciation or depreciation on swap agreements". Daily changes in valuation of centrally cleared swaps, if any, are recorded as "variation margin on swap agreements". Net periodic payments received or paid by the Funds are recorded as "realized gains or losses on swap agreements". A Global Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Global Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Global Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Global Fund’s risk of loss consists of the net amount of interest payments that the Global Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Global Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Global Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Global Fund for the same referenced entity or entities.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Global Fund at prearranged exposure levels to cover a Global Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Global Fund.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

As of January 31, 2018, the Total Return Fund entered into interest rate swap agreements to manage its exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund, Total Return Fund, Global High Yield Bond Fund and Global High Income Bond Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

● Level 1—quoted prices in active markets for identical assets

● Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

● Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds

The Feeder Funds record their investments in the Portfolio at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio and Global Funds

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time net asset value is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data, without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous days last quoted sales price would be utilized. Foreign equity securities that are not exchange-traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Global Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio and Global Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Global Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolio or Global Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Global Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Global Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Global Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Global Fund uses such a valuation model, the value assigned to the Global Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Global Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of a assigned level within the fair value hierarchy. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of January 31, 2018 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	152,338,504	–	–	152,338,504
Investment Company	7,084,290	–	–	7,084,290
Total Investment Securities	159,422,794	–	–	159,422,794

Opportunity Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	10,929,420	–	10,929,420
Total Investment Securities	–	10,929,420	–	10,929,420

Opportunity Fund (Class I)
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	146,053,322	–	146,053,322
Total Investment Securities	–	146,053,322	–	146,053,322

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	5,289,011,296	–	5,289,011,296
U.S. Treasury Obligations	–	831,360,751	–	831,360,751
Repurchase Agreements	–	4,330,000,000	–	4,330,000,000
Total Investment Securities	–	10,450,372,047	–	10,450,372,047

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	2,447,986,403	–	2,447,986,403
Total Investment Securities	–	2,447,986,403	–	2,447,986,403

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	25,623,267	–	25,623,267
Yankee Dollars	–	28,232,611	–	28,232,611
Investment Company	1,181,978	–	–	1,181,978
U.S. Treasury Obligations	–	182,455	–	182,455
Total Investment Securities	1,181,978	54,038,333	–	55,220,311
Other Financial Instruments:(b)
Futures Contracts	(338)	–	–	(338)
Credit Default Swaps	–	19,124	–	19,124
Forward Currency Contracts	–	51,583	–	51,583
Total Investments	1,181,640	54,109,040	–	55,290,680

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	31,520,967	–	–	31,520,967
Convertible Corporate Bond	–	103,806	–	103,806
Participatory Notes	–	1,365,113	–	1,365,113
Private Placements	1,205,444	–	–	1,205,444
Total Investment Securities	32,726,411	1,468,919	–	34,195,330

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	1,604,319	–	1,604,319
Yankee Dollars	–	6,565,010	–	6,565,010
Corporate Bond	–	197,826	–	197,826
Investment Company	267,033	–	–	267,033
U.S. Treasury Obligation	–	122,130	–	122,130
Total Investment Securities	267,033	8,489,285	–	8,756,318
Other Financial Instruments:(b)
Futures Contracts	(35,679)	–	–	(35,679)
Interest Rate Swaps	–	35,768	–	35,768
Credit Default Swaps	–	48,668	–	48,668
Forward Currency Contracts	–	13,787	–	13,787
Total Investments	231,354	8,587,508	–	8,818,862

Asia ex-Japan Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Energy Equipment & Services	–	–	53,541	53,541
Other Common Stocks	15,822,422	–	–	15,822,422
Exchange-Traded Fund	224,197	–	–	224,197
Investment Company	701,407	–	–	701,407
Total Investment Securities	16,748,026	–	53,541	16,801,567

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,473,969	–	4,473,969
Yankee Dollars	–	7,117,564	–	7,117,564
Corporate Bonds	–	16,145,016	–	16,145,016
Exchange Traded Fund	801,752	–	–	801,752
Investment Companies	1,497,779	–	–	1,497,779
Total Investment Securities	2,299,531	27,736,549	–	30,036,080
Other Financial Instruments:(b)
Futures Contracts	2,826	–	–	2,826
Credit Default Swaps	–	54,051	–	54,051
Forward Currency Contracts	–	(165,650)	–	(165,650)
Total Investments	2,302,357	27,624,950	–	29,927,307

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	6,353,065	–	6,353,065
Yankee Dollars	–	9,827,077	–	9,827,077
Corporate Bonds	–	9,970,474	–	9,970,474
Exchange Traded Fund	156,159	–	–	156,159
Investment Companies	443,728	–	–	443,728
U.S. Treasury Obligations	–	609,225	–	609,225
Total Investment Securities	599,887	26,759,841	–	27,359,728
Other Financial Instruments:(b)
Futures Contracts	(11,088)	–	–	(11,088)
Credit Default Swaps	–	6,102	–	6,102
Forward Currency Contracts	–	(241,257)	–	(241,257)
Total Investments	588,799	26,524,686	–	27,113,485

Euro High Yield Bond Fund (USD Hedged)
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	27,012,465	–	27,012,465
Yankee Dollar	–	210,244	–	210,244
Corporate Bonds	–	1,488,435	–	1,488,435
Total Investment Securities	–	28,711,144	–	28,711,144
Other Financial Instruments:(b)
Forward Currency Contracts	–	(1,150,761)	–	(1,150,761)
Total Investments	–	27,560,383	–	27,560,383

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used to value these instruments are categorized as Level 2.
(b)	Other financial instruments would include any derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

There were transfers from Level 3 to Level 1 as of January 31, 2018 as disclosed in the table below. The Frontier Markets Fund transfers from Level 3 to Level 1 relate to a security which had previous halted trading and had resumed market trading. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount applied to the last traded price would decrease (increase) the fair value measurement.

Transfers
from
Level 3 to
Level 1 ($)
Frontier Markets Fund
Common Stocks	20,794

6. Investment Risks:

Concentration of Market Risk: To the extent a fund focuses its investments in a specific region or country, the fund will be more susceptible to the market, political, and economic risks and developments of that region or country.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

Non-Diversification Risk: The Emerging Markets Debt and Total Return Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, the Emerging Markets Debt and Total Return Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Treasurer

Date	March 28, 2018